UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin R. Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

JUNE 30, 2015

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

Rev. August 2014

FACTS	WHAT DO THE HUNTINGTON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and income

¡   Account balances and transaction history

¡   Information about your investment goals and risk tolerances

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Huntington Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Huntington Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

¡   Call toll-free 1-800-253-0412

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	Calltoll-free 1-800-253-0412

State Disclosures - In addition to your rights described below and in this notice, you may have other rights under state laws. We will comply with applicable state laws with respect to our information practices.

California and Vermont Customers have other protections under state law. If your primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account. We will also not use your information for joint marketing purposes. We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing this notice?	The Huntington Funds, a family of mutual funds advised by Huntington Asset Advisors, Inc.

What we do
How do the Huntington Funds protect my personal information?	We maintain, and require all Fund service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information.
How do the Huntington Funds collect my personal information?

We collect your personal information, for example, when you

¡   Complete an account application or other forms with us

¡   Make a transaction in the Funds

¡   Correspond with us or our service providers—in written form, via telephone or through the Funds’ website

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   Sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡   Affiliates from using your information to market to you

¡   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	For joint accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

¡   Our affiliates include companies with a Huntington name and financial companies, including Huntington Asset Advisors, Huntington Investment Company, Huntington Asset Services and Unified Financial Securities.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

¡   Nonaffiliates we share with can include banks, securities broker-dealers, insurance companies, data processors, software companies, marketing service providers, and state and federal government agencies.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ The Huntington Funds currently do not have any joint marketing arrangements.

Semi-Annual Letter from the Chief Investment Officer

Dear Shareholder:

The first half of 2015 was highlighted by economic weakness experienced in the first quarter and a somewhat disappointing rebound in the second quarter. Similar to the first quarter of 2014, inclement weather played an important role in the sluggish GDP report for the first quarter of 2015. The West Coast Longshoremen’s strike, strength in the value of the dollar and rising interest rates further contributed to the weak economic environment. These factors weighed on the market as evidenced by the muted performance over the first quarter of 2015 of the Standard & Poor’s 500 Index®(a) (“S&P 500”), which eeked out a return of only 0.95%, and the Dow Jones Industrial Average®(b) (“Dow”), which offered a mere 0.32% return to shareholders. Only the 4.88% return of the Morgan Stanley Capital International Europe, Australasia and Far East Index®(c)  (“MSCI EAFE”), representing the international marketplace, presented an attractive equity investment result.

Second quarter performance added little to returns for investors, leaving the year-to-date broad market Standard & Poor’s 1500 Index(a) return at 1.56%, the S&P 500 at 1.23% and the Dow at only 0.03%. In contrast, the small- and mid-caps seemed to attract some investor support as they generated relatively higher returns of 4.16% for the Standard & Poor’s SmallCap 600 Index®(a)  (“S&P 600”) and 4.20% for the Standard & Poor’s MidCap 400 Index®(a) (“S&P 400”), respectively.

Within this environment, the Huntington Funds’ Institutional Shares produced mixed results in terms of performance for the six-month period ended June 30, 2015.

The Huntington Global Select Markets Fund led performance with an overall Morningstar rating of 5 stars as of June, 30, 2015 among 549 funds in the Diversified Emerging Markets category, based on risk adjusted returns. In addition to performing exceptionally well against its peers, the Fund generated a return of 8.00%, easily surpassing the 2.95% return of its benchmark, the MSCI Emerging Markets Index®(c).

The Huntington Situs Fund produced a positive return for shareholders, gaining 1.88%, but lagged the return of its benchmark, the S&P 600.

The Huntington Dividend Capture Fund declined 1.57%, which was slightly below the -0.47% return of its benchmark, the Standard & Poor’s 500 Value Index®(a) (“S&P 500 Value”).

The Huntington Real Strategies Fund was negatively impacted as oil prices and the economic slowdown in China affected the value of commodities. The Fund fell by 2.82%, underperforming the -0.22% return of its benchmark, the Standard & Poor’s GSCI®(a)  (“S&P GSCI”).

The Huntington Balanced Allocation Fund A shares (at net asset value) reported a return of 1.23%, matching its benchmark, the S&P 500 return of 1.23%. With the bond market in negative territory for the period (ten year Treasury at -2.56%), and the Fund’s target allocation of 30% in fixed income, the Balanced Allocation Fund’s strong performance was primarily due to its heavy exposure to the Huntington Global Select Markets Fund.

As we enter the second half of 2015, we anticipate the financial markets will present some significant obstacles to overcome. The Greek debt situation and its impact on the Euro, the continuing conflict in the Middle East (and its spillover onto our domestic soil), high equity valuations, earnings sluggishness and the potential for a Federal Reserve rate increase are all factors that will likely signify some degree of caution for equity investors. In addition, while the markets are somewhat benign in the aggregate, there is a wide dichotomy in the performance of ‘momentum’ stocks and value names. This is generally perceived as a sign that we are in a market topping period, a complex process that can unfold over a year or more. Without a crystal ball, it is impossible to predict the timing of a market peak, but we are on alert for further signs that the market may be approaching a cyclical downturn.

In light of our economic views, Huntington Asset Advisors is preparing for a potential market correction sometime in the second half of the year. We have an arsenal of investment strategies at our disposal, such as holding higher levels of non-fluctuating assets, lowering betas and writing option contracts, and we’ll employ them as needed. As always, we appreciate your investment in Huntington Funds and will seek to continue to

Semi-Annual Letter from the Chief Investment Officer

Semi-Annual Letter from the Chief Investment Officer (Continued)

control risk, while pursuing opportunities to add value for our shareholders in a disciplined manner with a long-term perspective.

B. Randolph Bateman, CFA

Chief Investment Officer

Huntington Asset Advisors, Inc.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five- and ten-year if applicable) Morningstar Rating metrics. Ratings are for the Institutional class; other classes may have different performance characteristics. For the Overall, 3-year and 5-year periods ended 6/30/2015, the Fund received 5, 5 and 4 stars and was rated among 549, 549 and 351 funds, respectively. ©2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

(a)	The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 1500 Index combines three leading indices, the S&P 500, the S&P 400, and the S&P 600 to cover approximately 90% of the U.S. market capitalization. The S&P 500 Value is an unmanaged market-capitalization-weighted index consisting of those stocks with in the S&P 500 that exhibit strong value characteristics. It uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. The S&P 600 is an unmanaged index which generally represents all major industries in the small-cap range of the U.S. stock market. The S&P 400 is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The S&P GSCI measures general price movements and inflation in the world economy. The Index is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets.

(b)	The Dow is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

(c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The indices are unmanaged and, unlike the funds, are not affected by cash flows. It is not possible to invest directly in and index, although, you may invest in the underlying securities.

Semi-Annual Letter from the Chief Investment Officer

Semi-Annual Shareholder Report

MONEY MARKET FUNDS

Huntington Money Market Fund

Huntington U.S. Treasury Money Market Fund

EQUITY FUNDS

Huntington Dividend Capture Fund

Huntington Global Select Markets Fund

Huntington Real Strategies Fund

Huntington Situs Fund

ASSET ALLOCATION FUNDS

Huntington Balanced Allocation Fund

Huntington Money Market Fund	June 30, 2015

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Fair Value
U.S. Government Agencies	51.4%
Repurchase Agreements	23.0%
Corporate Bonds	15.5%
U.S. Treasury Obligations	7.8%
Commercial Paper	2.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s net assets.

Portfolio of Investments (unaudited)

Principal Amount		Fair Value

Corporate Bonds — 14.5%
Financials — 14.5%
$10,000,000	Bank of Montreal, MTN, 0.53%, 9/24/15 (a)	$10,005,561
8,193,000	Canadian Imperial Bank, 0.90%, 10/1/15	8,202,896
2,892,000	JPMorgan Chase & Co., GMTN, 1.10%, 10/15/15	2,895,545
5,000,000	Toronto-Dominion Bank, 2.20%, 7/29/15 (b)	5,007,357
7,500,000	Westpac Banking Corp., 1.38%, 7/17/15	7,503,418
Total Corporate Bonds (Cost $33,614,777)		33,614,777
Commercial Paper — 2.2% (c) (d)
Financials — 2.2%
5,000,000	Canadian Imperial Bank, 0.28%, 10/27/15	4,995,411
Total Commercial Paper (Cost $4,995,411)		4,995,411
U.S. Government Agencies — 48.3%
Federal Farm Credit Bank — 14.1%
10,000,000	0.13%, 8/7/15 (a)	10,000,106
8,000,000	4.70%, 8/10/15	8,039,855
14,500,000	0.15%, 10/1/15 (a)	14,501,986
		32,541,947
Federal Home Loan Bank Discount Notes — 29.8% (c) (d)
30,000,000	0.06%, 7/16/15	29,999,250
6,000,000	0.08%, 8/6/15	5,999,520
21,000,000	0.06%, 8/26/15	20,998,041
12,000,000	0.24%, 3/7/16	11,980,000
		68,976,811
Federal National Mortgage Association — 4.4%
10,195,000	0.50%, 3/30/16	10,212,578
Total U.S. Government Agencies (Cost $111,731,336)		111,731,336

Principal Amount		Fair Value

U.S. Treasury Obligations — 7.3%
U.S. Treasury Bills — 3.0%
$7,000,000	0.07%, 8/27/15 (d)	$6,999,257
U.S. Treasury Notes — 4.3%
10,000,000	0.07%, 10/31/16 (a)	9,998,239
Total U.S. Treasury Obligations (Cost $16,997,496)		16,997,496
Repurchase Agreements — 21.6%
50,000,000	TD Securities, 0.05%, dated 6/30/15, due 7/1/15, repurchase price $50,000,069 (collateralized by U.S. Treasury Note, 1.63% 7/31/19, market value $51,000,000)	50,000,000
Total Repurchase Agreements (Cost $50,000,000)		50,000,000
Total Investments (Cost $217,339,020) — 93.9%		217,339,020
Other Assets in Excess of Liabilities — 6.1%		14,172,609
Net Assets — 100.0%		$231,511,629
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2015.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Advisor in accordance with guidelines established by the Trustees.

(c)	Zero coupon bond.

(d)	Rate represents the effective yield at purchase.

GMTN — Global Medium-Term Note

MTN — Medium-Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	June 30, 2015

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Fair Value
U.S. Treasury Obligations	66.2%
Repurchase Agreements	33.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s net assets.

Portfolio of Investments (unaudited)

Principal Amount		Fair Value

U.S. Treasury Obligations — 63.3%
U.S. Treasury Bills — 6.9% (a)
$8,630,000	0.07%, 8/27/15	$8,629,078
35,000,000	0.08%, 11/5/15	34,990,122
15,000,000	0.25%, 3/3/16	14,974,375
		58,593,575
U.S. Treasury Notes — 56.4%
25,000,000	1.75%, 7/31/15	25,034,728
79,000,000	0.25%, 7/31/15	79,013,115
85,000,000	0.25%, 8/15/15	85,018,610
50,000,000	1.25%, 8/31/15	50,096,102
15,000,000	0.38%, 11/15/15	15,012,229
40,000,000	1.38%, 11/30/15	40,214,953
35,000,000	0.25%, 11/30/15	35,025,120
40,000,000	0.38%, 1/31/16	40,051,676
60,000,000	0.08%, 4/30/16 (b)	60,003,333
50,000,000	0.09%, 7/31/16 (b)	50,002,748
		479,472,614
Total U.S. Treasury Obligations (Cost $538,066,189)		538,066,189

Principal Amount		Fair Value

Repurchase Agreements — 32.3%
$125,000,000	TD Securities, 0.05%, dated 6/24/15, due 7/1/15, repurchase price $125,001,215 (collateralized by U.S. Treasury Note, 2.13% 1/31/21, market value $127,500,000)	$125,000,000
150,000,000	TD Securities, 0.05%, dated 6/30/15, due 7/1/15, repurchase price $150,000,208 (collateralized by U.S. Treasury Note, 1.63% 7/31/19, market value $152,999,999)	150,000,000
Total Repurchase Agreements (Cost $275,000,000)		275,000,000
Total Investments (Cost $813,066,189) — 95.6%		813,066,189
Other Assets in Excess of Liabilities — 4.4%		37,588,838
Net Assets — 100.0%		$850,655,027
(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2015.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	June 30, 2015

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Fair Value
Financials	32.7%
Real Estate Investment Trusts	12.9%
Energy	9.5%
Industrials	7.7%
Health Care	7.0%
Short-Term Securities Held as Collateral for Securities Lending	7.0%
Consumer Staples	5.8%
Information Technology	4.2%
Consumer Discretionary	3.2%
Utilities	3.0%
Telecommunication Services	2.8%
Materials	2.1%
Exchange-Traded Funds	1.2%
Cash(a)	0.9%
Total	100.0%
(a)	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Fair Value

Common Stocks — 72.6%
Consumer Discretionary — 3.4%
12,500	Comcast Corp., Class A	$751,750
30,000	Gap, Inc./The (a)	1,145,100
16,500	General Motors Co.	549,945
13,750	McDonalds Corp.	1,307,213
23,750	Starwood Hotels & Resorts Worldwide, Inc.	1,925,887
		5,679,895
Consumer Staples — 6.2%
35,750	Coca-Cola Co./The	1,402,473
55,750	Coca-Cola Enterprises, Inc.	2,421,780
31,750	Colgate-Palmolive Co.	2,076,767
15,000	Flowers Foods, Inc. (a)	317,250
12,000	Kellogg Co.	752,400
15,000	Kimberly-Clark Corp.	1,589,550
24,000	Wal-Mart Stores, Inc.	1,702,320
		10,262,540
Energy — 10.1%
30,500	Chevron Corp.	2,942,335
37,000	ConocoPhillips	2,272,170
60,000	Exxon Mobil Corp.	4,992,000
39,250	Marathon Oil Corp.	1,041,695
15,250	Murphy Oil Corp.	633,943
105,000	Noble Corp. PLC	1,615,950

Shares		Fair Value

Common Stocks — (Continued)
Energy — (Continued)
23,250	Occidental Petroleum Corp.	$1,808,153
49,000	Suncor Energy, Inc.	1,348,480
		16,654,726
Financials — 17.4%
274,500	Apollo Investment Corp. (a) (b)	1,943,460
86,000	Ares Capital Corp. (a) (b)	1,415,560
43,500	Bank of Nova Scotia/The	2,245,905
21,250	CBOE Holdings, Inc.	1,215,925
37,500	Eaton Vance Corp. (a)	1,467,375
108,750	Fifth Third Bancorp.	2,264,175
32,750	JPMorgan Chase & Co.	2,219,140
85,000	Northern Trust Corp., Series C	2,174,300
90,000	Old Republic International Corp.	1,406,700
30,500	Royal Bank of Canada	1,865,075
35,000	Toronto-Dominion Bank/The	1,487,850
10,750	Travelers Cos., Inc./The	1,039,095
52,100	U.S. Bancorp	2,261,140
66,000	Umpqua Holdings Corp.	1,187,340
52,250	Waddell & Reed Financial, Inc., Class A (a)	2,471,947
38,600	Wells Fargo & Co.	2,170,864
		28,835,851

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Fair Value

Common Stocks — (Continued)
Health Care — 7.5%
19,000	Abbott Laboratories	$932,520
8,000	AbbVie, Inc.	537,520
36,250	Baxter International, Inc.	2,534,962
31,250	GlaxoSmithKline PLC ADR	1,301,563
19,500	Johnson & Johnson	1,900,470
30,750	Merck & Co., Inc.	1,750,598
101,000	Pfizer, Inc.	3,386,530
		12,344,163
Industrials — 7.2%
64,250	ADT Corp./The (a)	2,156,872
2,750	Deluxe Corp. (a)	170,500
165,250	General Electric Co.	4,390,692
14,000	Honeywell International, Inc.	1,427,580
21,000	Republic Services, Inc.	822,570
61,750	Tyco International PLC	2,376,140
6,000	United Parcel Service, Inc., Class B	581,460
		11,925,814
Information Technology — 4.5%
18,000	CA, Inc.	527,220
15,500	Cisco Systems, Inc.	425,630
37,250	Intel Corp.	1,132,959
9,250	International Business Machines Corp.	1,504,605
9,250	Microchip Technology, Inc.	438,681
12,000	Paychex, Inc.	562,560
53,250	Symantec Corp.	1,238,063
92,000	Xerox Corp.	978,880
14,500	Xilinx, Inc.	640,320
		7,448,918
Materials — 2.2%
13,250	Avery Dennison Corp.	807,455
23,500	Bemis Co., Inc.	1,057,735
41,000	Sonoco Products Co.	1,757,260
		3,622,450
Real Estate Investment Trusts — 7.9%
20,750	Camden Property Trust (a)	1,541,310
53,050	HCP, Inc.	1,934,733
18,500	Highwoods Properties, Inc.	739,075
62,000	Hospitality Properties Trust	1,786,840
111,750	Host Hotels & Resorts, Inc.	2,216,002
12,000	Kimco Realty Corp.	270,480
194,000	Lexington Realty Trust	1,645,120
40,750	Piedmont Office Realty Trust, Inc.	716,793
15,250	Realty Income Corp. (a)	676,948
12,250	Ventas, Inc.	760,603
26,000	Weyerhaeuser Co.	819,000
		13,106,904

Shares		Fair Value

Common Stocks — (Continued)
Telecommunication Services — 3.0%
44,750	AT&T, Inc.	$1,589,520
70,500	Verizon Communications, Inc.	3,286,005
		4,875,525
Utilities — 3.2%
29,000	Aqua America, Inc.	710,210
62,000	CenterPoint Energy, Inc.	1,179,860
11,000	Entergy Corp.	775,500
26,000	Questar Corp.	543,660
70,500	TECO Energy, Inc.	1,245,030
22,000	TransCanada Corp.	893,640
		5,347,900
Total Common Stocks (Cost $118,884,189)		120,104,686
Preferred Stocks — 24.1%
Financials — 17.2%
79,000	Aegon NV, 8.00%	2,186,720
110,000	Allstate Corp./The, 5.10%	2,757,700
54,456	American Financial Group, Inc., 7.00%	1,384,816
113,129	Axis Capital Holdings Ltd., Series C, 6.88%	2,901,759
70,000	BB&T Corp., 5.85%	1,739,500
70,000	Charles Schwab Corp./The, Series B, 6.00%	1,803,900
34,000	Goldman Sachs Group Inc./The, 6.50%,	892,840
135,000	KKR Financial Holdings LLC, 8.38%	3,632,850
115,000	PartnerRe Ltd., Series E, 7.25%	2,985,400
140,000	Raymond James Financial, Inc., 6.90%	3,662,400
160,000	Wells Fargo & Co., Series J, 8.00%	4,512,000
		28,459,885
Industrials — 1.1%
70,000	Stanley Black & Decker, Inc., 5.75% (a)	1,736,700
Real Estate Investment Trusts — 5.8%
128,700	Kimco Realty Corp., Series H, 6.90%	3,241,953
20,000	National Retail Properties, Inc., Series D, 6.63%	514,000
89,101	PS Business Parks, Inc., Series S, 6.45%	2,263,165
10,000	Public Storage, Inc., Series Q, 6.50%	254,100
130,000	Realty Income Corp., Series F, 6.63%	3,355,300
		9,628,518
Total Preferred Stocks (Cost $39,804,354)		39,825,103

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Fair Value

Exchange-Traded Funds — 1.2%
26,750	SPDR S&P Dividend ETF	$2,038,617
Total Exchange-Traded Funds (Cost $1,840,261)		2,038,617
Cash Equivalents — 0.9%
1,545,853	Huntington Money Market Fund, Institutional Shares, 0.02% (c) (d)	1,545,853
Total Cash Equivalents (Cost $1,545,853)		1,545,853
Short-Term Securities Held as Collateral for Securities Lending — 7.4%
12,211,823	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.14% (d)	12,211,823
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $12,211,823)		12,211,823
Total Investments (Cost $174,286,480) — 106.2%		175,726,082
Liabilities in Excess of Other Assets — (6.2)%		(10,330,900)
Net Assets — 100.0%		$165,395,182
(a)	All or a portion of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $11,975,621.

(b)	Business Development Company

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	June 30, 2015

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Fair Value
Taiwan	16.0%
China	12.6%
India	11.9%
Japan	10.1%
Republic of South Korea	9.4%
Malaysia	5.9%
Indonesia	4.4%
Turkey	3.3%
Thailand	2.8%
Exchange-Traded Funds	2.8%
Short-Term Securities Held as Collateral for Securities Lending	2.7%
Cash(a)	2.5%
Belgium	1.9%
Sweden	1.9%
United Kingdom	1.9%
Hong Kong	1.9%
Canada	1.9%
Germany	1.8%
France	1.8%
Mexico	1.4%
Brazil	1.1%
Total	100.0%
(a)	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Fair Value

Common Stocks — 90.0%
Belgium — 1.9%
Consumer Staples — 1.9%
2,500	Anheuser-Busch InBev NV	$299,660
Brazil — 1.1%
Information Technology — 1.1%
12,000	Cielo SA	169,462
Canada — 1.8%
Health Care — 1.8%
1,300	Valeant Pharmaceuticals International, Inc. *	288,795
China — 12.5%
Consumer Discretionary — 1.6%
11,500	Vipshop Holdings Ltd. ADR *	255,875

Shares		Fair Value

Common Stocks — (Continued)
China — (Continued)
Financials — 1.7%
210,000	Colour Life Services Group Co. Ltd.	$269,833
Industrials — 2.0%
240,000	CT Environmental Group Ltd.	319,526
Information Technology — 7.2%
3,000	Alibaba Group Holding Ltd. ADR *	246,810
4,000	Qihoo 360 Technology Co. Ltd. ADR *	270,760
30,500	Tencent Holdings Ltd.	608,704
		1,126,274
		1,971,508

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares		Fair Value

Common Stocks — (Continued)
France — 1.8%
Industrials — 1.8%
4,200	Safran SA	$284,683
Germany — 1.8%
Industrials — 1.8%
6,400	GEA Group AG	285,515
Hong Kong — 1.9%
Health Care — 1.9%
252,000	Sino Biopharmaceutical Ltd.	292,590
India — 11.6%
Consumer Staples — 1.9%
60,000	Adani Ports & Special Economic Zone Ltd.	290,266
Financials — 4.4%
150,000	DCB Bank Ltd. *	307,094
7,200	HDFC Bank Ltd.	120,724
60,000	Rural Electrification Corp. Ltd.	259,392
		687,210
Health Care — 1.3%
15,000	Sun Pharmaceutical Industries Ltd.	206,128
Industrials — 2.0%
23,000	Amara Raja Batteries Ltd.	319,225
Information Technology — 2.0%
3,300	Tata Consultancy Services Ltd.	132,267
24,800	Tech Mahindra Ltd.	186,180
		318,447
		1,821,276
Indonesia — 3.5%
Consumer Discretionary — 1.6%
209,000	Matahari Department Store Tbk PT	259,389
Telecommunication Services — 1.9%
430,000	Tower Bersama Infrastructure Tbk PT	297,469
		556,858
Japan — 10.0%
Consumer Staples — 3.8%
7,100	Seven & I Holdings Co. Ltd.	305,127
6,400	Welcia Holdings Co. Ltd.	292,300
		597,427
Health Care — 1.8%
20,000	Astellas Pharma, Inc.	285,224

Shares		Fair Value

Common Stocks — (Continued)
Japan — (Continued)
Information Technology — 4.4%
580	KEYENCE Corp.	$313,042
2,200	Murata Manufacturing Co. Ltd.	383,937
		696,979
		1,579,630
Malaysia — 5.8%
Consumer Discretionary — 0.9%
210,000	Berjaya Auto Bhd.	150,179
Health Care — 1.1%
102,000	Kossan Rubber Industries Bhd.	175,606
Information Technology — 3.8%
377,000	Globetronics Technology Bhd.	594,133
		919,918
Mexico — 1.4%
Financials — 0.5%
12,100	Grupo Financiero Interacciones SA de CV	73,712
Utilities — 0.9%
28,000	Infraestructura Energetica Nova SAB de CV	138,241
		211,953
Republic of South Korea — 9.3%
Consumer Discretionary — 1.5%
3,300	Loen Entertainment, Inc.	237,548
Consumer Staples — 3.5%
2,244	Cosmax, Inc.	404,333
200	LG Household & Health Care Ltd.	138,424
		542,757
Health Care — 2.5%
9,000	InBody Co. Ltd.	399,982
Information Technology — 1.8%
3,600	Koh Young Technology, Inc.	132,308
5,000	KONA I Co. Ltd.	147,545
		279,853
		1,460,140
Sweden — 1.9%
Consumer Discretionary — 1.9%
7,700	Hennes & Mauritz AB	296,523

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares/Principal Amount		Fair Value

Common Stocks — (Continued)
Taiwan — 15.8%
Consumer Discretionary — 3.9%
70,000	Hota Industrial Manufacturing Co. Ltd.	$224,471
23,945	PChome Online, Inc.	394,762
		619,233
Financials — 3.9%
307,687	Fubon Financial Holding Co. Ltd.	610,699
Industrials — 5.5%
6,000	Largan Precision Co. Ltd.	683,692
15,000	Voltronic Power Technology Corp.	188,621
		872,313
Information Technology — 2.5%
55,000	Adlink Technology, Inc.	184,904
17,500	Ennoconn Corp.	208,461
		393,365
		2,495,610
Thailand — 2.8%
Information Technology — 2.8%
270,000	KCE Electronics PCL	443,409
Turkey — 3.3%
Materials — 3.3%
240,000	Soda Sanayii AS	521,155
United Kingdom — 1.9%
Consumer Staples — 1.9%
3,400	Reckitt Benckiser Group PLC	293,199
Total Common Stocks (Cost $11,513,846)		14,191,884
Preferred Stocks — 0.2%
India — 0.2%
Consumer Discretionary — 0.2%
2,730,000	Zee Entertainment Enterprises Ltd., 6.00%	36,460
Total Preferred Stocks (Cost $44,695)		36,460
Foreign Government Bonds — 0.8%
Indonesia — 0.8%
1,700,000,000	Indonesian Government, Series FR55, 7.38%, 9/15/16 (a)	127,176
Total Foreign Government Bonds (Cost $200,498)		127,176

Shares		Fair Value

Exchange-Traded Funds — 2.8%
3,300	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (b)	$151,833
12,500	iShares MSCI Hong Kong ETF (b)	282,000
Total Exchange-Traded Funds (Cost $465,430)		433,833
Cash Equivalents — 2.4%
384,726	Huntington Money Market Fund, Institutional Shares, 0.02% (c) (d)	384,726
Total Cash Equivalents (Cost $384,726)		384,726
Short-Term Securities Held as Collateral for Securities Lending — 2.6%
416,498	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.14% (d)	416,498
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $416,498)		416,498
Total Investments (Cost $13,025,693) — 98.8%		15,590,577
Other Assets in Excess of Liabilities — 1.2%		191,457
Net Assets — 100.0%		$15,782,034
(a)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.

(b)	All or a portion of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $420,119.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2015.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	June 30, 2015

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Fair Value
Energy	47.4%
Industrials	14.4%
Materials	13.5%
Real Estate Investments	12.6%
Options Purchased	3.5%
Cash(a)	2.7%
Financials	2.4%
Short-Term Securities Held as Collateral for Securities Lending	2.0%
Exchange-Traded Funds	1.5%
Total	100.0%
(a)	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Fair Value

Common Stocks — 80.4%
Energy — 49.1%
18,400	Canadian Natural Resources Ltd. (a)	$499,744
7,300	Carrizo Oil & Gas, Inc. (a) *	359,452
8,000	Cheniere Energy, Inc. (a) *	554,080
31,010	Chesapeake Energy Corp. (a)	346,382
19,000	Enterprise Products Partners LP	567,910
11,900	Halliburton Co. (a)	512,533
7,700	Helmerich & Payne, Inc. (a)	542,234
12,936	Kinder Morgan, Inc. (a)	496,613
9,000	Magellan Midstream Partners LP (a)	660,420
3,800	Schlumberger Ltd. (a)	327,522
17,100	Spectra Energy Corp. (a)	557,460
19,300	Suncor Energy, Inc. (a)	531,136
7,600	Valero Energy Corp. (a)	475,760
		6,431,246
Financials — 2.5%
25,000	Cresud SACIF y A ADR *	325,500
Industrials — 14.9%
7,600	AGCO Corp. (a)	431,528
10,000	Chicago Bridge & Iron Co. NV (a) (b)	500,400
3,300	Copa Holdings SA (a)	272,547
8,000	GATX Corp. (a)	425,200
17,000	Navigator Holdings Ltd. (a) *	321,980
		1,951,655
Materials — 13.9%
3,170	Agrium, Inc. (a)	335,861
6,800	BHP Billiton Ltd. ADR (a)	276,828

Shares/ Contracts		Fair Value

Common Stocks — (Continued)
Materials — (Continued)
11,300	Potash Corporation of Saskatchewan, Inc. (a)	$349,961
6,350	Rio Tinto PLC ADR (a)	261,684
20,430	Southern Copper Corp. (a) (b)	600,846
		1,825,180
Total Common Stocks (Cost $8,987,831)		10,533,581
Exchange-Traded Funds — 1.6%
13,600	iShares Silver Trust (a) *	204,408
Total Exchange-Traded Funds (Cost $211,536)		204,408
Real Estate Investments — 13.1% (c) (d) (e)
	Grocery & Pharmacy DST	886,908
	New York Power DST (f)	826,482
Total Real Estate Investments (Cost $1,941,705)		1,713,390
Options Purchased — 3.6%
400	CBOE Volatility Index, Call @ $17, Expiring July 2015 (a)	88,000
200	CBOE Volatility Index, Call @ $17, Expiring September 2015 (a)	52,400
200	CBOE Volatility Index, Call @ $17, Expiring October 2015 (a)	59,600
1,500	iShares MSCI Emerging Markets ETF, Put @ $40, Expiring July 2015 (g)	136,500

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	(Continued)

Shares/ Contracts		Fair Value

Options Purchased — (Continued)
132	PowerShares DB U.S. Dollar Index Bullish Fund, Call @ $26, Expiring September 2015	$2,244
400	SPDR S&P 500 ETF Trust, Put @ $207, Expiring July 2015 (g)	137,600
Total Options Purchased (Cost $523,864)		476,344
Cash Equivalents — 2.8%
363,029	Huntington Money Market Fund, Institutional Shares, 0.02% (f) (h)	363,029
Total Cash Equivalents (Cost $363,029)		363,029
Short-Term Securities Held as Collateral for Securities Lending — 2.0%
270,452	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.14% (h)	270,452
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $270,452)		270,452
Total Investments (Cost $12,298,417) — 103.5%		13,561,204
Liabilities in Excess of Other Assets — (3.5)%		(458,022)
Net Assets — 100.0%		$13,103,182
(a)	All or a portion of the security is held as collateral for written call options.

(b)	All or a portion of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $262,142.

(c)	Illiquid security.

(d)	Investments do not offer shares. Fair value represents direct ownership of real estate.

(e)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.

(f)	Investment in affiliate.

(g)	All or a portion of the security is held as collateral for written put options.

(h)	Rate disclosed is the seven day yield as of June 30, 2015.

*	Non-income producing security.

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

DST — Delaware Statutory Trust

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	June 30, 2015

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Fair Value
Information Technology	19.3%
Short-Term Securities Held as Collateral for Securities Lending	16.7%
Health Care	15.9%
Industrials	14.5%
Financials	12.7%
Materials	6.8%
Consumer Discretionary	6.4%
Consumer Staples	5.3%
Energy	1.5%
Real Estate Investment Trusts	0.8%
Telecommunication Services	0.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Fair Value

Common Stocks — 99.4%
Bermuda — 2.9%
Financials — 2.9%
40,000	Arch Capital Group Ltd. *	$2,678,400
Brazil — 1.0%
Consumer Staples — 1.0%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	904,194
Chile — 0.4%
Materials — 0.4%
24,000	Sociedad Quimica y Minera de Chile SA ADR	384,480
Denmark — 1.6%
Health Care — 1.6%
31,000	Novozymes A/S, Class B	1,473,746
Germany — 1.3%
Health Care — 1.3%
35,500	Stada Arzneimittel AG	1,197,583
Hong Kong — 1.1%
Consumer Discretionary — 1.1%
162,500	Television Broadcasts Ltd.	964,333
Japan — 3.0%
Consumer Staples — 0.9%
38,300	Shiseido Co. Ltd.	869,296

Shares		Fair Value

Common Stocks — (Continued)
Japan — (Continued)
Health Care — 1.1%
41,200	Terumo Corp.	$988,639
Information Technology — 1.0%
1,650	KEYENCE Corp.	890,551
		2,748,486
Sweden — 1.7%
Consumer Discretionary — 1.7%
116,800	Haldex AB	1,542,983
United Kingdom — 3.1%
Consumer Staples — 1.6%
16,451	Reckitt Benckiser Group PLC	1,418,653
Industrials — 1.5%
116,800	Concentric AB	1,384,457
		2,803,110
United States — 83.4%
Consumer Discretionary — 4.9%
38,000	Cabela’s, Inc., Class A (a) *	1,899,240
10,000	Papa John’s International, Inc.	756,100
1,000	Popeyes Louisiana Kitchen, Inc. *	59,990
1,200	Tempur Sealy International, Inc. *	79,080
19,000	Tractor Supply Co.	1,708,860
		4,503,270

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Fair Value

Common Stocks — (Continued)
United States — (Continued)
Consumer Staples — 2.9%
35,000	Sanderson Farms, Inc. (a)	$2,630,600
Energy — 1.8%
10,000	Atwood Oceanics, Inc.	264,400
15,000	CARBO Ceramics, Inc. (a)	624,450
75,000	Denbury Resources, Inc. (a)	477,000
7,000	SM Energy Co.	322,840
		1,688,690
Financials — 12.2%
6,000	CBOE Holdings, Inc.	343,320
56,000	Evercore Partners, Inc.	3,021,760
99,000	International Bancshares Corp.	2,660,130
1,000	MarketAxess Holdings, Inc.	92,770
4,000	Raymond James Financial, Inc.	238,320
64,000	South State Corp.	4,863,360
		11,219,660
Health Care — 15.0%
34,000	Abaxis, Inc. (a)	1,750,320
5,000	Affymetrix, Inc. *	54,600
6,000	AmerisourceBergen Corp.	638,040
34,000	AmSurg Corp. *	2,378,300
22,000	Cepheid, Inc. *	1,345,300
10,000	CryoLife, Inc.	112,800
1,000	Cyberonics, Inc. *	59,460
41,000	Luminex Corp. *	707,660
3,000	Meridian Bioscience, Inc.	55,920
135,000	Myriad Genetics, Inc. (a) (b) *	4,588,650
17,000	Neogen Corp. *	806,480
59,000	Osiris Therapeutics, Inc. (a) *	1,148,140
3,000	Vascular Solutions, Inc. *	104,160
		13,749,830
Industrials — 15.8%
2,000	Copart, Inc. *	70,960
15,000	EnPro Industries, Inc.	858,300
43,000	Flowserve Corp.	2,264,380
15,000	John Bean Technologies Corp.	563,850
23,000	Lindsay Corp. (a)	2,021,930
98,000	Quanta Services, Inc. *	2,824,360
70,000	TASER International, Inc. (a) *	2,331,700
43,000	Trinity Industries, Inc.	1,136,490
42,000	Watts Water Technologies, Inc., Class A	2,177,700
10,000	Werner Enterprises, Inc.	262,500
		14,512,170
Information Technology — 21.9%
95,000	ACI Worldwide, Inc. *	2,334,150
9,000	Anixter International, Inc. *	586,350
25,000	Cardtronics, Inc. *	926,250
15,000	Cognex Corp.	721,500
133,000	Diodes, Inc. *	3,206,630

Shares		Fair Value

Common Stocks — (Continued)
United States — (Continued)
Information Technology — (Continued)
190,000	Geospace Technologies Corp. (a) *	$4,379,500
30,000	Integrated Device Technology, Inc. *	651,000
20,000	Jabil Circuit, Inc.	425,800
1,000	Manhattan Associates, Inc. *	59,650
27,000	Red Hat, Inc. *	2,050,110
19,000	ScanSource, Inc. *	723,140
120,000	Trimble Navigation Ltd. *	2,815,200
9,000	Tyler Technologies, Inc. *	1,164,420
		20,043,700
Materials — 7.7%
20,000	Albemarle Corp.	1,105,400
20,000	Eagle Materials, Inc.	1,526,600
15,000	Quaker Chemical Corp.	1,332,600
52,500	United States Lime & Minerals, Inc.	3,051,300
		7,015,900
Real Estate Investment Trusts — 1.0%
39,000	Equity One, Inc.	910,260
Telecommunication Services — 0.1%
10,000	8x8, Inc. *	89,600
		76,363,680
Total Common Stocks (Cost $50,150,232)		91,060,995
Short-Term Securities Held as Collateral for Securities Lending — 19.9%
18,208,608	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.14% (c)	18,208,608
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $18,208,608)		18,208,608
Total Investments (Cost $68,358,840) — 119.3%		109,269,603
Liabilities in Excess of Other Assets — (19.3)%		(17,663,911)
Net Assets — 100.0%		$91,605,692
(a)	All or a portion of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $18,085,547.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Rate disclosed is the seven day yield as of June 30, 2015.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund	June 30, 2015

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Fair Value
Equity Mutual Funds(a)	38.6%
Exchange-Traded Funds(a)	27.4%
Fixed Income Mutual Funds	27.3%
Cash(a)	6.7%
Total	100.0%
(a)	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s net assets.

Portfolio of Investments (unaudited)

Shares		Fair Value

Mutual Funds — 66.0%
135,798	Federated Mortgage Fund, Institutional Shares	$1,314,527
220,925	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	2,302,042
156,556	Federated Total Return Government Bond Fund, Institutional Shares	1,714,286
272,869	Huntington Dividend Capture Fund, Institutional Shares (a)	2,641,371
261,921	Huntington Global Select Markets Fund, Institutional Shares (a)	2,653,259
105,688	Huntington Situs Fund, Institutional Shares (a)	2,234,255
Total Mutual Funds (Cost $12,296,630)		12,859,740
Exchange-Traded Funds — 27.4% (a)
70,826	Huntington EcoLogical Strategy ETF	2,697,762
69,907	Huntington US Equity Rotation Strategy ETF	2,653,670
Total Exchange-Traded Funds (Cost $4,149,819)		5,351,432

Shares		Fair Value

Cash Equivalents — 6.7%
1,305,896	Huntington Money Market Fund, Institutional Shares, 0.02% (a) (b)	$1,305,896
Total Cash Equivalents (Cost $1,305,896)		1,305,896
Total Investments (Cost $17,752,345) — 100.1%		19,517,068
Liabilities in Excess of Other Assets — (0.1)%		(21,531)
Net Assets — 100.0%		$19,495,537
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2015.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities	June 30, 2015 (Unaudited)

	Huntington Money Market Fund	Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund
Assets:
Investments, at cost	$217,339,020	$813,066,189	$174,286,480
Investments in unaffiliated securities, at fair value	$167,339,020	$538,066,189	$174,180,229
Investments in affiliated securities, at fair value	—	—	1,545,853
Investments in repurchase agreements, at cost	50,000,000	275,000,000	—
Total investments	217,339,020	813,066,189	175,726,082
Cash	13,912,096	36,982,215	—
Foreign currencies, at value (Cost $-, $-, $-, $6,471, $-, $1 and $-)	—	—	—
Dividends and interest receivable	288,021	694,598	527,756
Receivable for investments sold	—	—	1,767,535
Receivable for shares sold	423	—	53,570
Receivable from Advisor	45,230	196,263	—
Tax reclaims receivable	—	—	—
Prepaid expenses and other assets	26,482	45,439	25,768
Total assets	231,611,272	850,984,704	178,100,711
Liabilities:
Payable for return of collateral on loaned securities	—	—	12,211,823
Payable to affiliate	—	—	—
Payable for return of short-term borrowings	—	—	—
Options written, at value (premium received $-, $-, $-, $-, $333,998, $189,872 and $-)	—	—	—
Income distribution payable	3,090	16,634	—
Payable for investments purchased	—	—	201,505
Payable for shares redeemed	—	—	136,243
Accrued expenses and other payables:
Investment advisory	—	—	29,689
Administration	33,364	128,489	25,665
Custodian	11,042	60,329	9,746
Distribution (12b-1)	—	2,062	14,237
Shareholder services	—	—	35,216
Transfer and dividend disbursing agent	15,296	34,725	16,300
Trustee	—	—	—
Professional	3,236	22,891	4,280
Printing and postage	23,981	36,571	12,828
Compliance services	3,261	13,228	2,444
Other	6,373	14,748	5,553
Total Liabilities	99,643	329,677	12,705,529
Net Assets	$231,511,629	$850,655,027	$165,395,182

Net Assets consist of:
Paid in capital/ (deficit)	$231,672,418	$850,625,768	$151,012,185
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	—	—	1,439,602
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(164,014)	20,316	12,613,709
Accumulated net investment income	3,225	8,943	329,686
Net Assets	$231,511,629	$850,655,027	$165,395,182

Net Assets:
Institutional Shares	$98,423,175	$754,861,135	$105,909,016
Class A Shares	$133,088,454	$95,793,892	$56,032,103
Class C Shares			$3,454,063
Shares Outstanding: (unlimited number of shares authorized, no par value):
Institutional Shares	98,484,074	754,808,814	10,938,542
Class A Shares	133,188,262	95,819,389	5,791,913
Class C Shares			357,764
Net Asset Value, Redemption Price and Offering Price Per Share:
Institutional Shares	$1.00	$1.00	$9.68
Class A Shares	$1.00	$1.00	$9.67
Class C Shares(a)			$9.65
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$—	$—	$10.15
Maximum Sales Charge:
Class A Shares	—	—	4.75%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	Huntington Real Strategies Fund	Huntington Situs Fund	Huntington Balanced Allocation Fund

$13,025,693	$12,298,417	$68,358,840	$17,752,345
$15,205,851	$12,371,693	$109,269,603	$5,330,855
384,726	1,189,511	—	14,186,213
—	—	—	—
15,590,577	13,561,204	109,269,603	19,517,068
—	105	9,365	—
6,434	—	3	—
87,648	111,625	148,762	9,899
—	—	1,650,197	—
27,334	3,604	45,345	1,754
9,732	5,000	—	2,661
527,935	—	15,608	—
16,358	32,076	19,531	4,073
16,266,018	13,713,614	111,158,414	19,535,455

416,498	270,452	18,208,608	—
9,567	—	—	—
—	—	848,953	—
—	303,943	36,750	—
—	—	—	—
—	—	—	6,013
3,882	11,327	329,524	15,632

—	—	16,358	—
2,410	2,028	14,890	2,963
4,442	2,768	17,753	184
1,227	333	8,217	4,066
3,307	2,782	20,432	—
12,123	3,189	22,202	4,158
695	234	27	—
7,432	8,856	2,790	4,108
8,743	3,786	16,591	2,369
1,810	679	2,474	214
11,848	55	7,153	211
483,984	610,432	19,552,722	39,918
$15,782,034	$13,103,182	$91,605,692	$19,495,537

$8,171,539	$28,183,659	$(19,355,361)	$16,767,657
2,515,444	1,292,842	41,060,500	1,764,723
4,945,241	(17,173,136)	69,511,757	961,851
149,810	799,817	388,796	1,306
$15,782,034	$13,103,182	$91,605,692	$19,495,537

$9,842,983	$11,536,959	$56,157,923
$5,939,051	$1,566,223	$34,093,415	$19,495,537
		$1,354,354

971,568	1,762,967	2,656,316
589,335	240,177	1,685,647	1,698,773
		67,577

$10.13	$6.54	$21.14
$10.08	$6.52	$20.23	$11.48
		$20.04

$10.58	$6.85	$21.24	$12.05

4.75%	4.75%	4.75%	4.75%

Semi-Annual Shareholder Report

Statements of Operations	Six Months Ended June 30, 2015 (Unaudited)

	Huntington Money Market Fund	Huntington U.S. Treasury Money Market Fund
Investment Income:
Dividend income from unaffiliated securities	$—	$—
Dividend income from affiliated securities	—	—
Interest income	210,809	318,770
Income from securities lending, net(a)	—	—
Foreign dividend taxes withheld	—	—
Total investment income	210,809	318,770
Expenses:
Investment advisory	388,769	929,882
Administration	236,113	847,118
Custodian	36,383	158,150
Transfer and dividend disbursing agent	35,415	78,826
Trustee	12,836	47,387
Professional	29,089	81,652
Distribution (12b-1) Class A	178,277	116,744
Distribution (12b-1) Class C	—	—
Shareholder services Institutional	145,695	1,045,596
Shareholder services Class A	178,277	116,744
Shareholder services Class C	—	—
State registration costs	11,372	19,137
Printing and postage	20,348	29,765
Insurance premiums	7,832	19,899
Compliance services	7,370	27,314
Line of credit	4,969	18,538
Interest expense	—	1,592
Other	26,356	87,723
Total expenses	1,319,101	3,626,067
Investment advisory fees waived	(388,769)	(929,882)
Distribution fees voluntarily waived	(178,277)	(103,132)
Shareholder servicing fees voluntarily waived	(323,972)	(1,162,340)
Reimbursement from Advisor	(262,348)	(1,235,246)
Net expenses	165,735	195,467
Net investment income	45,074	123,303
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Long-term capital gain dividends from investment companies	—	—
Net realized gain (loss) on investment transactions	4,315	35,870
Net realized gain on written option transactions	—	—
Net realized gain (loss) on foreign currency transactions	—	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	4,315	35,870
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	—	—
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	4,315	35,870
Change in net assets resulting from operations	$49,389	$159,173

(a)	Income from securities lending is net of ($-, $-, $2,735, $460, $3,767, $79,252 and $-) expenses paid to Huntington National Bank.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Real Strategies Fund	Huntington Situs Fund	Huntington Balanced Allocation Fund

$4,132,326	$206,847	$383,180	$794,738	$59,314
616	141	37,181	129	46,776
—	4,502	—	—	—
11,830	4,460	17,704	325,149	—
(41,991)	(89,391)	(18,032)	(27,535)	—
4,102,781	126,559	420,033	1,092,481	106,090

693,666	95,219	74,488	563,027	10,153
168,516	17,349	18,096	136,779	18,499
27,945	10,107	4,260	30,826	1,036
81,080	25,418	16,813	87,336	22,386
9,238	1,521	1,339	8,762	916
23,262	14,635	13,273	20,717	6,680
78,083	7,806	2,117	49,954	25,382
14,909	—	—	5,526	—
148,170	15,999	22,713	135,880	—
78,083	7,806	2,117	49,954	—
4,970	—	—	1,842	—
18,605	12,881	10,648	22,901	2,271
10,246	5,323	3,475	10,228	2,634
5,645	6,176	2,737	6,556	2,389
5,296	419	551	4,926	523
3,483	1,227	1,243	9,259	337
—	2,048	1,422	10,051	—
16,016	21,631	21,577	17,237	2,134
1,387,213	245,565	196,869	1,171,761	95,340
(477,830)	(95,219)	(74,488)	(326,874)	(10,153)
—	—	—	—	—
—	—	—	—	—
—	(56,721)	(14,821)	—	(13,809)
909,383	93,625	107,560	844,887	71,378
3,193,398	32,934	312,473	247,594	34,712

—	—	—	—	9,769
8,415,248	4,319,761	(4,255,317)	47,187,907	(626,236)
—	—	1,457,551	347,179	—
(545)	223,600	31	(1,907)	—

8,414,703	4,543,361	(2,797,735)	47,533,179	(616,467)

(14,168,327)	(2,780,487)	1,773,095	(44,913,256)	842,960

(5,753,624)	1,762,874	(1,024,640)	2,619,923	226,493
$(2,560,226)	$1,795,808	$(712,167)	$2,867,517	$261,205

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington Money Market Fund		Huntington U.S. Treasury Money Market Fund
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$45,074	$46,511	$123,303	$327,839
Long-term capital gain dividends from investment companies	—	—	—	—
Net realized gain (loss) on investments, options and foreign currency transactions	4,315	6,255	35,870	(10,640)
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	—	—	—	—
Net increase (decrease) in net assets resulting from operations	49,389	52,766	159,173	317,199
Distributions to Shareholders—
From and/or excess of net investment income:
Institutional Shares	(20,336)	(26,538)	(123,225)	(328,282)
Class A Shares	(24,810)	(19,233)	(133)	—
Class C Shares	—	—	—	—
From net realized gain on investments:
Institutional Shares	—	—	—	(6,824)
Class A Shares	—	—	—	(605)
Class C Shares	—	—	—	—
Change in net assets resulting from distributions to shareholders	(45,146)	(45,771)	(123,358)	(335,711)
Change in net assets resulting from capital transactions	(64,766,169)	(49,105,018)	(214,124,589)	(43,233,219)
Change in net assets	(64,761,926)	(49,098,023)	(214,088,774)	(43,251,731)
Net Assets
Beginning of period	296,273,555	345,371,578	1,064,743,801	1,107,995,532
End of period	$231,511,629	$296,273,555	$850,655,027	$1,064,743,801

Accumulated net investment income included in net assets at end of period	$3,225	$3,297	$8,943	$8,998
Capital Transactions:
Institutional Shares
Shares sold	$379,482,719	$759,641,704	$931,111,088	$1,689,717,625
Shares issued in connection with merger	—	—	—	—
Contribution from Advisor	329,254	6,808	—	—
Dividends reinvested	7	144	—	6,824
Shares redeemed	(434,850,847)	(815,177,051)	(1,144,287,765)	(1,698,869,994)
Total Institutional Shares	(55,038,867)	(55,528,395)	(213,176,677)	(9,145,545)
Class A Shares
Shares sold	107,981,434	284,064,031	130,666,027	239,504,827
Shares issued in connection with merger	—	—	—	—
Contribution from Advisor	114,090	5,192	—	—
Dividends reinvested	19,179	15,179	62	605
Shares redeemed	(117,842,005)	(277,661,025)	(131,614,001)	(273,593,106)
Total Class A Shares	(9,727,302)	6,423,377	(947,912)	(34,087,674)
Class C Shares
Shares sold	—	—	—	—
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Total Class C Shares	—	—	—	—
Net change resulting from capital transactions	$(64,766,169)	$(49,105,018)	$(214,124,589)	$(43,233,219)
Share Transactions:
Institutional Shares
Shares sold	379,482,719	759,641,704	931,111,088	1,689,717,625
Shares issued in connection with merger	—	—	—	—
Dividends reinvested	7	144	—	6,824
Shares redeemed	(434,850,847)	(815,177,051)	(1,144,287,765)	(1,698,869,994)
Total Institutional Shares	(55,368,121)	(55,535,203)	(213,176,677)	(9,145,545)
Class A Shares
Shares sold	107,981,434	284,064,031	130,666,027	239,504,827
Shares issued in connection with merger	—	—	—	—
Dividends reinvested	19,179	15,179	62	605
Shares redeemed	(117,842,005)	(277,661,025)	(131,614,001)	(273,593,106)
Total Class A Shares	(9,841,392)	6,418,185	(947,912)	(34,087,674)
Class C Shares
Shares sold	—	—	—	—
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Total Class C Shares	—	—	—	—
Net change resulting from share transactions	(65,209,513)	(49,117,018)	(214,124,589)	(43,233,219)

(a)	For the period January 3, 2014 (commencement of operations) to December 31, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund			Huntington Global Select Markets Fund		Huntington Real Strategies Fund
Six Months Ended June 30, 2015	Year Ended December 31, 2014		Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
(Unaudited)			(Unaudited)		(Unaudited)

$3,193,398	$8,468,990		$32,934	$(49,935)	$312,473	$903,276
—	41,717		—	—	—	—
8,414,703	28,788,842		4,543,361	4,436,937	(2,797,735)	5,650,043
(14,168,327)	(12,285,350)		(2,780,487)	(3,783,033)	1,773,095	(9,831,968)
(2,560,226)	25,014,199		1,795,808	603,969	(712,167)	(3,278,649)

(2,073,030)	(7,115,979)		—	—	—	(477,697)
(1,028,340)	(2,381,600)		—	—	—	(21,852)
(56,254)	(63,718	)(a)	—	—	—	—

—	(17,240,460)		—	(1,125,901)	—	—
—	(7,984,544)		—	(46,166)	—	—
—	(502,676	)(a)	—	—	—	—
(3,157,624)	(35,288,977)		—	(1,172,067)	—	(499,549)
(31,662,875)	(137,124,546)		(13,366,030)	476,136	(17,293,843)	(57,049,407)
(37,380,725)	(147,399,324)		(11,570,222)	(91,962)	(18,006,010)	(60,827,605)

202,775,907	350,175,231		27,352,256	27,444,218	31,109,192	91,936,797
$165,395,182	$202,775,907		$15,782,034	$27,352,256	$13,103,182	$31,109,192

$329,686	$293,912		$149,810	$116,876	$799,817	$487,344

$5,162,635	$14,686,823		$1,961,426	$1,515,649	$9,727,082	$9,556,192
—	—		—	24,958,498	—	—
—	—		—	—	—	—
686,099	8,406,713		—	285,210	—	51,918
(28,475,357)	(164,006,532)		(13,931,701)	(32,711,164)	(26,982,995)	(66,329,891)
(22,626,623)	(140,912,996)		(11,970,275)	(5,951,807)	(17,255,913)	(56,721,781)

3,492,926	12,966,113		1,611,732	1,479,342	472,426	600,959
—	—		—	6,560,828	—	—
—	—		—	—	—	—
877,002	9,036,272		—	45,716	—	21,091
(12,830,821)	(22,800,567)		(3,007,487)	(1,657,943)	(510,356)	(949,676)
(8,460,893)	(798,182)		(1,395,755)	6,427,943	(37,930)	(327,626)

181,179	4,253,748	(a)	—	—	—	—
45,427	440,688	(a)	—	—	—	—
(801,965)	(107,804	)(a)	—	—	—	—
(575,359)	4,586,632		—	—	—	—
$(31,662,875)	$(137,124,546)		$(13,366,030)	$476,136	$(17,293,843)	$(57,049,407)

517,579	1,320,335		217,727	168,445	1,481,788	1,331,576
—	—		—	2,618,940	—	—
68,644	806,136		—	30,569	—	8,176
(2,846,394)	(14,899,961)		(1,439,684)	(3,140,586)	(4,097,741)	(8,093,407)
(2,260,171)	(12,773,490)		(1,221,957)	(322,632)	(2,615,953)	(6,753,655)

349,551	1,167,654		172,622	137,123	70,634	70,129
—	—		—	690,613	—	—
87,769	878,981		—	4,916	—	3,316
(1,285,302)	(2,046,154)		(307,663)	(148,275)	(76,468)	(121,313)
(847,982)	481		(135,041)	684,377	(5,834)	(47,868)

18,162	382,321	(a)	—	—	—	—
4,553	43,343	(a)	—	—	—	—
(80,878)	(9,739	)(a)	—	—	—	—
(58,161)	415,925		—	—	—	—
(3,166,314)	(12,357,084)		(1,356,998)	361,745	(2,621,787)	(6,801,523)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Situs Fund			Huntington Balanced Allocation Fund
	Six Months Ended June 30, 2015	Year Ended December 31, 2014		Six Months Ended June 30, 2015	Year Ended December 31, 2014
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$247,594	$573,548		$34,712	$291,675
Long-term capital gain dividends from investment companies	—	—		9,769	2,685
Net realized gain (loss) on investments, options and foreign currency transactions	47,533,179	94,415,953		(626,236)	2,023,478
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(44,913,256)	(103,449,180)		842,960	(1,897,780)
Net increase (decrease) in net assets resulting from operations	2,867,517	(8,459,679)		261,205	420,058
Distributions to Shareholders—
From and/or excess of net investment income:
Institutional Shares	—	(110,029)		—	—
Class A Shares	—	—		(34,869)	(426,585)
Class C Shares	—	—		—	—
From net realized gain on investments:
Institutional Shares	—	(49,484,679)		—	—
Class A Shares	—	(12,530,796)		—	(725,138)
Class C Shares	—	(430,286	)(a)	—	—
Change in net assets resulting from distributions to shareholders	—	(62,555,790)		(34,869)	(1,151,723)
Change in net assets resulting from capital transactions	(110,242,884)	(144,119,064)		(1,739,022)	674,722
Change in net assets	(107,375,367)	(215,134,533)		(1,512,686)	(56,943)
Net Assets
Beginning of period	198,981,059	414,115,592		21,008,223	21,065,166
End of period	$91,605,692	$198,981,059		$19,495,537	$21,008,223

Accumulated net investment income included in net assets at end of period	$388,796	$141,202		$1,306	$1,463
Capital Transactions:
Institutional Shares
Shares sold	$4,765,002	$25,316,955		$—	$—
Contribution from Advisor	—	—		—	—
Dividends reinvested	—	22,195,877		—	—
Shares redeemed	(103,588,731)	(178,626,049)		—	—
Total Institutional Shares	(98,823,729)	(131,113,217)		—	—
Class A Shares
Shares sold	1,520,481	14,940,892		1,135,255	4,231,795
Contribution from Advisor	—	—		—	—
Dividends reinvested	—	11,853,239		33,090	1,100,024
Shares redeemed	(12,726,506)	(41,789,298)		(2,907,367)	(4,657,097)
Total Class A Shares	(11,206,025)	(14,995,167)		(1,739,022)	674,722
Class C Shares
Shares sold	60,987	1,674,862	(a)	—	—
Dividends reinvested	—	408,639	(a)	—	—
Shares redeemed	(274,117)	(94,181	)(a)	—	—
Total Class C Shares	(213,130)	1,989,320		—	—
Net change resulting from capital transactions	$(110,242,884)	$(144,119,064)		$(1,739,022)	$674,722
Share Transactions:
Institutional Shares
Shares sold	230,914	892,581		—	—
Dividends reinvested	—	1,081,670		—	—
Shares redeemed	(4,940,255)	(6,432,257)		—	—
Total Institutional Shares	(4,709,341)	(4,458,006)		—	—
Class A Shares
Shares sold	76,456	537,752		98,961	356,685
Dividends reinvested	—	602,605		2,877	95,856
Shares redeemed	(633,050)	(1,553,228)		(253,078)	(391,846)
Total Class A Shares	(556,594)	(412,871)		(151,240)	60,695
Class C Shares
Shares sold	3,108	60,966	(a)	—	—
Dividends reinvested	—	20,913	(a)	—	—
Shares redeemed	(13,756)	(3,654	)(a)	—	—
Total Class C Shares	(10,648)	78,225		—	—
Net change resulting from share transactions	(5,276,583)	(4,792,652)		(151,240)	60,695

(a)	For the period January 3, 2014 (commencement of operations) to December 31, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights
(For a share outstanding throughout each period ended December 31 and June 30)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON MONEY MARKET FUND
Institutional Shares
2010	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2011	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2012	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2013	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2014	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2015(c)	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Class A Shares
2010	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2011	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2012	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2013	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2014	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2015(c)	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Institutional Shares
2010	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2011	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
2012	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2013	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2014	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2015(c)	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Class A Shares
2010	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
2011	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
2012	$1.00	—	(b)	—	(b)	—	(b)	—		—		—
2013	$1.00	—		—	(b)	—	(b)	—		—		—
2014	$1.00	—		—	(b)	—	(b)	—		—		—
2015(c)	$1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
(a)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Amount is less than $0.005.
(c)	Six months ended June 30, 2015 (Unaudited).
(d)	Not Annualized.
(e)	Computed on an annualized basis.
(f)	Rounds to less than 0.005%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Net Assets, end of period (000 omitted)

$1.00	0.01%		0.31%		0.01%		0.88%		$214,981
$1.00	0.01%		0.24%		0.01%		0.84%		$262,067
$1.00	0.01%		0.23%		0.01%		0.86%		$240,924
$1.00	0.01%		0.12%		0.01%		0.84%		$208,783
$1.00	0.01%		0.08%		0.01%		0.86%		$153,460
$1.00	0.02	%(d)	0.13	%(e)	0.03	%(e)	0.88	%(e)	$98,423

$1.00	0.01%		0.32%		0.01%		1.13%		$134,974
$1.00	0.01%		0.24%		0.01%		1.09%		$97,936
$1.00	0.01%		0.23%		0.01%		1.11%		$105,688
$1.00	0.01%		0.12%		0.01%		1.09%		$136,589
$1.00	0.01%		0.08%		0.01%		1.11%		$142,814
$1.00	0.02	%(d)	0.13	%(e)	0.03	%(e)	1.13	%(e)	$133,088

$1.00	0.01%		0.15%		0.01%		0.76%		$312,870
$1.00	0.01%		0.07%		0.01%		0.74%		$251,704
$1.00	0.01%		0.09%		0.01%		0.74%		$737,310
$1.00	0.04%		0.04%		0.04%		0.69%		$977,168
$1.00	0.03%		0.03%		0.03%		0.73%		$968,006
$1.00	0.01	%(d)	0.04	%(e)	0.03	%(e)	0.76	%(e)	$754,861

$1.00	0.01%		0.15%		0.01%		1.01%		$74,845
$1.00	0.01%		0.07%		0.01%		0.99%		$83,204
$1.00	—%		0.09%		—	%(f)	0.99%		$108,885
$1.00	—%		0.08%		—%		0.94%		$130,827
$1.00	—%		0.06%		—%		0.98%		$96,738
$1.00	—	%(d)(f)	0.07	%(e)	—	%(e)(f)	1.01	%(e)	$95,794

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period ended December 31 and June 30)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DIVIDEND CAPTURE FUND
Institutional Shares
2010	$7.86	0.25		0.83	1.08	(0.25)	—	—	(0.25)
2011	$8.69	0.30		0.22	0.52	(0.30)	—	—	(0.30)
2012	$8.91	0.33		0.63	0.96	(0.38)	—	—	(0.38)
2013	$9.49	0.36		1.60	1.96	(0.32)	(0.39)	—	(0.71)
2014	$10.74	0.39		0.64	1.03	(0.41)	(1.35)	—	(1.76)
2015(d)	$10.01	0.19		(0.34)	(0.15)	(0.18)	—	—	(0.18)
Class A Shares
2010	$7.86	0.23		0.83	1.06	(0.23)	—	—	(0.23)
2011	$8.69	0.28		0.21	0.49	(0.28)	—	—	(0.28)
2012	$8.90	0.30		0.65	0.95	(0.36)	—	—	(0.36)
2013	$9.49	0.34		1.59	1.93	(0.30)	(0.39)	—	(0.69)
2014	$10.73	0.34		0.67	1.01	(0.38)	(1.35)	—	(1.73)
2015(d)	$10.01	0.17		(0.34)	(0.17)	(0.17)	—	—	(0.17)
Class C Shares
2014(g)	$10.67	0.32		0.70	1.02	(0.35)	(1.35)	—	(1.70)
2015(d)	$9.99	0.14		(0.34)	(0.20)	(0.14)	—	—	(0.14)
HUNTINGTON GLOBAL SELECT MARKETS FUND
Institutional Shares
2010	$10.00	0.03		1.55	1.58	(0.11)	—	(0.01)	(0.12)
2011	$11.46	0.08		(1.99)	(1.91)	(0.05)	(0.14)	—	(0.19)
2012	$9.36	0.04		0.97	1.01	(0.04)	—	—	(0.04)
2013	$10.33	0.04		0.58	0.62	(0.21)	—	—	(0.21)
2014	$10.74	(0.03	)(i)	0.16	0.13	—	(1.49)	—	(1.49)
2015(d)	$9.38	0.02	(i)	0.73	0.75	—	—	—	—
Class A Shares
2010	$10.00	0.01		1.53	1.54	(0.09)	—	(0.02)	(0.11)
2011	$11.43	0.04		(1.97)	(1.93)	— (h)	(0.14)	—	(0.14)
2012	$9.36	0.01		0.97	0.98	(0.02)	—	—	(0.02)
2013	$10.32	0.01		0.59	0.60	(0.19)	—	—	(0.19)
2014	$10.73	(0.02	)(i)	0.13	0.11	—	(1.49)	—	(1.49)
2015(d)	$9.35	0.01	(i)	0.72	0.73	—	—	—	—
(a)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(b)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Six months ended June 30, 2015 (Unaudited).
(e)	Not Annualized.
(f)	Computed on an annualized basis.
(g)	Reflects operations for the period from January 3, 2014 (commencement of operations) to December 31, 2014.
(h)	Amount is less than $0.005.
(i)	Calculated using average shares outstanding for the period.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(a)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(c)

$8.69	13.99%		1.40%		3.05%		1.40%		$100,622	115%
$8.91	6.03%		1.36%		3.40%		1.36%		$117,798	143%
$9.49	10.87%		1.21%		3.55%		1.36%		$145,946	109%
$10.74	21.14%		0.89%		3.59%		1.33%		$278,917	130%
$10.01	9.59%		0.88%		3.34%		1.38%		$132,177	92%
$9.68	(1.57	)%(e)	0.88	%(f)	3.55	%(f)	1.40	%(f)	$105,909	50	%(e)

$8.69	13.72%		1.64%		2.82%		1.64%		$17,784	115%
$8.90	5.65%		1.61%		3.19%		1.61%		$26,843	143%
$9.49	10.72%		1.46%		3.37%		1.61%		$46,343	109%
$10.73	20.74%		1.14%		3.32%		1.58%		$71,258	130%
$10.01	9.45%		1.13%		3.01%		1.63%		$66,445	92%
$9.67	(1.79	)%(e)	1.13	%(f)	3.32	%(f)	1.65	%(f)	$56,032	50	%(e)

$9.99	9.54	%(e)	1.63	%(f)	2.69	%(f)	2.16	%(f)	$4,154	92	%(e)
$9.65	(2.03	)%(e)	1.63	%(f)	2.82	%(f)	2.15	%(f)	$3,454	50	%(e)

$11.46	15.85%		1.90%		0.40%		2.19%		$41,116	45%
$9.36	(16.67)%		1.79%		0.71%		1.79%		$38,871	110%
$10.33	10.82%		1.90%		0.40%		1.90%		$38,696	97%
$10.74	6.08%		1.87%		0.40%		2.01%		$27,015	156%
$9.38	1.31%		1.63%		(0.29)%		2.22%		$20,578	88%
$10.13	8.00	%(e)	0.90	%(f)	0.39	%(f)	2.51	%(f)	$9,843	67	%(e)

$11.43	15.38%		2.16%		0.20%		2.44%		$860	45%
$9.36	(16.80)%		2.04%		0.48%		2.04%		$541	110%
$10.32	10.43%		2.15%		0.09%		2.15%		$416	97%
$10.73	5.87%		2.12%		0.06%		2.26%		$429	156%
$9.35	1.13%		1.88%		(0.15)%		2.47%		$6,774	88%
$10.08	7.81	%(e)	1.15	%(f)	0.25	%(f)	2.76	%(f)	$5,939	67	%(e)

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period ended December 31 and June 30)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON REAL STRATEGIES FUND
Institutional Shares
2010	$6.42	0.02	1.59	1.61	(0.04)	—	—	(0.04)
2011	$7.99	0.05	(0.82)	(0.77)	(0.07)	—	—	(0.07)
2012	$7.15	0.11	0.26	0.37	(0.10)	—	—	(0.10)
2013	$7.42	0.15	0.55	0.70	(0.07)	—	—	(0.07)
2014	$8.05	0.13 (e)	(1.35)	(1.22)	(0.10)	—	—	(0.10)
2015(d)	$6.73	0.10 (e)	(0.29)	(0.19)	—	—	—	—
Class A Shares
2010	$6.43	0.01	1.59	1.60	(0.03)	—	—	(0.03)
2011	$8.00	0.03	(0.82)	(0.79)	(0.05)	—	—	(0.05)
2012	$7.16	0.09	0.26	0.35	(0.08)	—	—	(0.08)
2013	$7.43	0.13	0.54	0.67	(0.05)	—	—	(0.05)
2014	$8.05	0.10 (e)	(1.33)	(1.23)	(0.09)	—	—	(0.09)
2015(d)	$6.73	0.10 (e)	(0.31)	(0.21)	—	—	—	—
HUNTINGTON SITUS FUND
Institutional Shares
2010	$15.95	(0.03)	4.29	4.26	—	—	—	—
2011	$20.21	(0.05)	(0.63)	(0.68)	—	—	—	—
2012	$19.53	0.09	4.60	4.69	(0.04)	(0.74)	—	(0.78)
2013	$23.44	(0.01)	6.60	6.59	(0.01)	(1.27)	—	(1.28)
2014	$28.75	0.09	(0.58)	(0.49)	(0.02)	(7.49)	—	(7.51)
2015(d)	$20.75	0.04 (e)	0.35	0.39	—	—	—	—
Class A Shares
2010	$15.64	(0.06)	4.20	4.14	—	—	—	—
2011	$19.78	(0.10)	(0.62)	(0.72)	—	—	—	—
2012	$19.06	0.04	4.48	4.52	—	(0.74)	—	(0.74)
2013	$22.84	(0.07)	6.42	6.35	—	(1.27)	—	(1.27)
2014	$27.92	0.01	(0.55)	(0.54)	—	(7.49)	—	(7.49)
2015(d)	$19.89	0.02 (e)	0.32	0.34	—	—	—	—
Class C Shares
2014(h)	$27.60	(0.07)	(0.29)	(0.36)	—	(7.49)	—	(7.49)
2015(d)	$19.75	(0.03)	0.32	0.29	—	—	—	—
(a)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(b)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Six months ended June 30, 2015 (Unaudited).
(e)	Calculated using average shares outstanding for the period.
(f)	Not Annualized.
(g)	Computed on an annualized basis.
(h)	Reflects operations for the period from January 3, 2014 (commencement of operations) to December 31, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(a)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(c)

$7.99	25.09%		1.35%		0.27%		1.35%		$90,813	22%
$7.15	(9.64)%		1.35%		0.66%		1.35%		$92,475	60%
$7.42	5.20%		1.35%		1.54%		1.35%		$96,292	30%
$8.05	9.49%		1.34%		1.93%		1.36%		$89,571	43%
$6.73	(15.03)%		1.04%		1.53%		1.52%		$29,453	31%
$6.54	(2.82	)%(f)	1.07	%(g)	3.18	%(g)	1.97	%(g)	$11,537	8	%(f)

$8.00	24.85%		1.60%		0.03%		1.60%		$2,052	22%
$7.16	(9.88)%		1.60%		0.39%		1.60%		$2,004	60%
$7.43	4.96%		1.60%		1.30%		1.60%		$2,173	30%
$8.05	9.09%		1.59%		1.68%		1.61%		$2,366	43%
$6.73	(15.23)%		1.29%		1.21%		1.77%		$1,656	31%
$6.52	(3.12	)%(f)	1.32	%(g)	3.00	%(g)	2.21	%(g)	$1,566	8	%(f)

$20.21	26.71%		1.36%		(0.16)%		1.36%		$183,311	32%
$19.53	(3.36)%		1.32%		(0.25)%		1.32%		$166,134	18%
$23.44	24.11%		1.35%		0.41%		1.35%		$192,757	11%
$28.75	28.38%		1.30%		0.05%		1.33%		$339,983	22%
$20.75	(1.41)%		1.03%		0.23%		1.37%		$152,846	12%
$21.14	1.88	%(f)	1.06	%(g)	0.38	%(g)	1.50	%(g)	$56,158	4	%(f)

$19.78	26.47%		1.61%		(0.38)%		1.61%		$23,990	32%
$19.06	(3.64)%		1.57%		(0.50)%		1.57%		$22,409	18%
$22.84	23.82%		1.60%		0.17%		1.60%		$28,485	11%
$27.92	28.09%		1.55%		(0.27)%		1.58%		$74,132	22%
$19.89	(1.62)%		1.28%		0.01%		1.62%		$44,589	12%
$20.23	1.71	%(f)	1.31	%(g)	0.23	%(g)	1.75	%(g)	$34,093	4	%(f)

$19.75	(1.00	)%(f)	1.79	%(g)	(0.54	)%(g)	2.15	%(g)	$1,545	12	%(f)
$20.04	1.47	%(f)	1.81	%(g)	(0.26	)%(g)	2.25	%(g)	$1,354	4	%(f)

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period ended December 31 and June 30)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
Class A Shares
2010	$10.74	0.09	0.88	0.97	(0.09)	(0.05)	(0.14)
2011	$11.57	0.10	(0.13)	(0.03)	(0.10)	(0.11)	(0.21)
2012	$11.33	0.12	0.75	0.87	(0.12)	(1.09)	(1.21)
2013	$10.99	0.09	1.34	1.43	(0.24)	(0.41)	(0.65)
2014	$11.77	0.17	0.07	0.24	(0.24)	(0.41)	(0.65)
2015(d)	$11.36	0.02	0.12	0.14	(0.02)	—	(0.02)
(a)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(b)	Does not include the effect of expenses of underlying funds.
(c)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Six months ended June 30, 2015 (Unaudited).
(e)	Not Annualized.
(f)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(a)		Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)		Net Assets, end of period (000 omitted)	Portfolio turnover rate

$11.57	9.14%		0.59%		0.94%		0.74%		$24,656	26%
$11.33	(0.18)%		0.67%		0.90%		0.80%		$27,642	23%
$10.99	7.79%		0.68%		0.98%		0.89%		$18,192	74%
$11.77	13.14%		0.74%		0.72%		0.93%		$21,065	44%
$11.36	2.05%		0.73%		1.38%		0.96%		$21,008	52%
$11.48	1.23	%(e)	0.70	%(f)	0.34	%(f)	0.94	%(f)	$19,496	19	%(e)

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2015 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2015, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A & Interfund**
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & C
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Institutional & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional & A
Huntington Situs Fund (“Situs Fund”)	Institutional, A & C
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. The Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on purchases.
**	As of June 30, 2015, the interfund shares are available for purchase: however the balance remains zero.

The prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

Fund	Mergers

On December 19, 2014, the Global Select Markets Fund acquired all of the assets and assumed all of the liabilities of the Huntington International Equity Fund (“International Equity Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees (“Trustees”) on September 22, 2014. The reorganization provides shareholders of the International Equity Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The acquisition was accomplished by a tax-free exchange of 2,618,940 Institutional Class shares of the Global Select Markets Fund (valued at $24,958,498) for 3,641,716 Institutional Class shares of the International Equity Fund and 690,613 Class A shares of the Global Select Markets Fund (valued at $6,560,828) for 980,223 Class A shares of the International Equity Fund, each outstanding on December 19, 2014. The investment portfolio of the International Equity Fund, with a fair value of $27,128,665 and identified cost of $21,876,394 was the principal asset acquired by the Global Select Markets Fund. For financial reporting purposes, assets received and shares issued by the Global Select Markets Fund were recorded at fair value; however, the identified cost of the investments received from the International Equity Fund was carried forward to align ongoing reporting of the Global Select Markets Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Global Select Markets Fund immediately before the acquisition were $7,795,589. The aggregate net assets of the International Equity Fund at that date of $31,519,326, including $5,199,907 of unrealized appreciation, were combined with those of the Global Select Markets Fund, resulting in combined aggregate net assets of $39,314,915.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Global Select Markets Fund, the Global Select Markets Fund’s pro forma results of operations for the year ended December 31, 2014, are as follows:

Net Investment Income	$2,611,201
Net Realized and Unrealized Loss on Investments	($13,305,478)
Net Decrease in Net Assets Resulting From Operations	($10,694,277)

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(2)	Significant Accounting Policies

The Funds are each an investment company and each follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded which are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source

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Notes to Financial Statements (Unaudited) (Continued)

and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer

conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities. Securities which are fair valued according to this model are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using the results of an appraisal conducted by an independent valuation agent on the property(ies) underlying investment, as adjusted by any outstanding debt related to the property(ies). The Trustees deem this to be indicative of the fair value of the real estate investments. Such valuations are categorized as Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015 based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Money Market Fund
Investment Securities:
Corporate Bonds	$—	$33,614,777	$—	$33,614,777
Commercial Paper	—	4,995,411	—	4,995,411
U.S. Government Agencies	—	111,731,336	—	111,731,336
U.S. Treasury Obligations	—	16,997,496	—	16,997,496
Repurchase Agreements	—	50,000,000	—	50,000,000

Total Investment Securities	—	217,339,020	—	217,339,020

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	538,066,189	—	538,066,189
Repurchase Agreements	—	275,000,000	—	275,000,000

Total Investment Securities	—	813,066,189	—	813,066,189

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	LEVEL 1	LEVEL 2	LEVEL 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks	$120,104,686	$—	$—	$120,104,686
Preferred Stocks	39,825,103	—	—	39,825,103
Exchange-Traded Funds	2,038,617	—	—	2,038,617
Cash Equivalents	1,545,853	—	—	1,545,853
Short-Term Securities Held as Collateral for Securities Lending	12,211,823	—	—	12,211,823

Total Investment Securities	175,726,082	—	—	175,726,082

Global Select Markets Fund
Investment Securities:
Common Stocks	14,191,884	—	—	14,191,884
Preferred Stocks	36,460	—	—	36,460
Exchange-Traded Funds	433,833	—	—	433,833
Foreign Government Bonds	—	127,176	—	127,176
Cash Equivalents	384,726	—	—	384,726
Short-Term Securities Held as Collateral for Securities Lending	416,498	—	—	416,498

Total Investment Securities	15,463,401	127,176	—	15,590,577

Real Strategies Fund
Investment Securities:
Common Stocks	10,533,581	—	—	10,533,581
Exchange-Traded Funds	204,408	—	—	204,408
Real Estate Investments	—	—	1,713,390	1,713,390
Options Purchased	476,344	—	—	476,344
Cash Equivalents	363,029	—	—	363,029
Short-Term Securities Held as Collateral for Securities Lending	270,452	—	—	270,452

Total Investment Securities	11,847,814	—	1,713,390	13,561,204

Other Financial Instruments:(a)
Written Options	(303,943)	—	—	(303,943)

Total Investments	11,543,871	—	1,713,390	13,257,261

Situs Fund
Investment Securities:
Common Stocks	91,060,995	—	—	91,060,995
Short-Term Securities Held as Collateral for Securities Lending	18,208,608	—	—	18,208,608

Total Investment Securities	109,269,603	—	—	109,269,603

Other Financial Instruments:(a)
Written Options	(36,750)	—	—	(36,750)

Total Investments	109,232,853	—	—	109,232,853

Balanced Allocation Fund
Investment Securities:
Mutual Funds	12,859,740	—	—	12,859,740
Exchange-Traded Funds	5,351,432	—	—	5,351,432
Cash Equivalents	1,305,896	—	—	1,305,896

Total Investment Securities	19,517,068	—	—	19,517,068

(a)	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

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Notes to Financial Statements (Unaudited) (Continued)

Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the six months ended June 30, 2015:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Global Select Markets Fund
Investment Securities:
Common Stocks	$—	$19,392,152
Situs Fund
Investment Securities:
Common Stocks	—	9,320,920

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of June 30, 2015:

Type of Assets	Fair Value At 6/30/2015	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Estate Investments	$1,713,390	Independent Valuation	Sales Comparison Approach	N/A
			Income Approach	N/A
			Market Cap Rate	5.30%-13.60%(7.00%)

As noted previously, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Strategies Fund	Real Estate Investments
Balance as of December 31, 2014	$1,713,390
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain/(Loss)	—
Change in unrealized appreciation/(depreciation)	—

Ending Balance as of June 30, 2015	$1,713,390

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

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C.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. As of June 30, 2015, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Real Strategies Fund’s written option activity for the six months ended June 30, 2015:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2014	9,218	$671,989
Options written	57,619	6,407,739
Options expired	(1,514)	(50,309)
Options closed	(60,517)	(6,673,763)
Options exercised	(111)	(21,658)
Outstanding at 6/30/2015	4,695	$333,998

As of June 30, 2015, Real Strategies Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AGCO Corp.	Call	July 2015	$50	57	$36,765	$(24,683)
Agrium, Inc.	Call	July 2015	110	24	1,464	(530)
BHP Billiton Ltd.	Call	July 2015	47.5	51	204	559
Canadian Natural Resources Ltd.	Call	July 2015	31	138	1,035	1,582
Carrizo Oil & Gas, Inc.	Call	July 2015	55	55	825	4,783
CBOE Volatility Index	Call	July 2015	20	400	56,000	1,586
CBOE Volatility Index	Call	September 2015	20	200	38,000	(607)
CBOE Volatility Index	Call	October 2015	20	200	43,000	(2,607)
Cheniere Energy, Inc.	Call	July 2015	72.5	60	5,100	2,518

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Notes to Financial Statements (Unaudited) (Continued)

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	Call	July 2015	$14	230	$920	$1,372
Chicago Bridge & Iron Co. NV	Call	July 2015	55	75	4,125	6,972
Copa Holdings SA	Call	July 2015	90	25	438	1,162
GATX Corp.	Call	July 2015	60	77	1,347	498
Halliburton Co.	Call	July 2015	49	89	267	1,866
Helmerich & Payne, Inc.	Call	July 2015	75	58	2,030	8,814
iShares MSCI Emerging Markets ETF	Put	July 2015	37	1,500	15,750	23,196
iShares Silver Trust	Call	July 2015	16.5	102	306	506
Kinder Morgan, Inc.	Call	July 2015	42.5	97	388	481
Magellan Midstream Partners LP	Call	July 2015	82.5	67	1,173	(237)
Navigator Holdings Ltd.	Call	July 2015	22.5	128	2,560	(773)
Potash Corporation of Saskatchewan, Inc.	Call	July 2015	32	84	1,764	(675)
Rio Tinto PLC	Call	July 2015	45	48	480	2,062
Schlumberger Ltd.	Call	July 2015	92.5	28	560	2,267
Southern Copper Corp.	Call	July 2015	33	153	765	1,371
SPDR S&P 500 ETF Trust	Put	July 2015	203	400	81,600	(16)
Spectra Energy Corp.	Call	July 2015	35	128	960	1,211
Suncor Energy, Inc.	Call	July 2015	29.5	145	1,595	(150)
Valero Energy Corp.	Call	July 2015	65	76	4,522	(2,473)
Net unrealized appreciation on written option contracts						$30,055

The following is a summary of Situs Fund’s written option activity for the six months ended June 30, 2015:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2014	300	$131,176
Options written	5,450	1,222,458
Options expired	(1,800)	(205,481)
Options closed	(1,200)	(326,740)
Options exercised	(2,050)	(631,541)
Outstanding at 6/30/15	700	$189,872

As of June 30, 2015, Situs Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Myriad Genetics, Inc.	Call	August 2015	$38	700	$36,750	$153,122
Net unrealized appreciation on written option contracts						$153,122

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2015, and the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015.

The fair value of derivative instruments as of June 30, 2015:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Written Option Contracts	None	Options Written, at value	Real Strategies Fund	$303,943
			Situs Fund	36,750

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The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015:

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized from Operations	Fund	Realized Gain/(Loss) on Derivatives Recognized from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized from Operations
Written Option Contracts	Net realized gain/(loss) on written option transactions/net change in unrealized appreciation/(depreciation) of investments and written options	Real Strategies Fund Situs Fund	$1,457,551 347,179	$(193,595 153,946)

Balance	Sheet Offsetting Information

Netting Agreements—During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2015, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to the netting agreements.

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2015.

Securities Loaned				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Dividend Capture Fund	$12,211,823	$—	$12,211,823	$(12,211,823)	$—	$—
Global Select Markets Fund	416,498	—	416,498	(416,498)	—	—
Real Strategies Fund	270,452	—	270,452	(270,452)	—	—
Situs Fund	18,208,608	—	18,208,608	(18,208,608)	—	—

Written Options				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities(a)	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Real Strategies Fund	$303,943	$—	$303,943	$(10,056,537)	$—	$—
Situs Fund	36,750	—	36,750	(2,379,300)	—	—

(a)	Gross Amounts of Recognized Liabilities as presented on the Statements of Assets and Liabilities are the actual closing values of liabilities outstanding as of June 30, 2015. Notional Values for written options as of June 30, 2015 are presented in the subsequent table.

The notional value of the written options contracts outstanding as of June 30, 2015 and the month-end average notional amount for the six months ended June 30, 2015 are detailed in the table below:

Portfolio	Average Month-End Notional Amount	June 30, 2015 Notional Amount
Real Strategies Fund	$34,069,614	$23,558,900
Situs Fund	6,747,857	2,660,000

Derivative positions open during the year and at year end, if any, are reflected for each Fund in the previous tables. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than

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Notes to Financial Statements (Unaudited) (Continued)

the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

E.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of June 30, 2015, the following Funds had securities with the following market values on loan and related activity for the six months ended June 30, 2015:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Year	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$11,975,621	$12,211,823	$14,690,465	$14,565	$2,735
Global Select Markets Fund	420,119	416,498	70,020	4,920	460
Real Strategies Fund	262,142	270,452	135,731	21,471	3,767
Situs Fund	18,085,547	18,208,608	34,470,301	404,401	79,252

All cash collateral received is held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Funds’ securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $12,024 in collateral the following business day for securities on loan in the Global Select Markets Fund as of June 30, 2015.

F.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. As of June 30, 2015, the Real Strategies Fund and the Money Market Fund held restricted securities representing 13.1% and 2.2%, respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:
Grocery & Pharmacy DST	8/26/11, 5/15/14	N/A	$991,705	$886,908
New York Power DST	7/21/11	N/A	950,000	826,482

Money Market Fund:
Toronto-Dominion Bank	3/24/15	$5,000,000	5,032,580	5,007,357

Semi-Annual Shareholder Report

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly by the Money Market Fund and U.S. Treasury Money Market Fund. Dividends from net investment income are declared and paid annually by the Global Select Markets Fund, Real Strategies Fund and Situs Fund. Dividends from net investment income are declared and paid quarterly by the Balanced Allocation Fund. Dividends from net investment income are declared and paid monthly by the Dividend Capture Fund.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

I.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

J.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)(a)
Money Market Fund	$217,339,020	$—	$—	$—
U.S. Treasury Money Market Fund	813,068,549	—	(2,360)	(2,360)
Dividend Capture Fund	174,593,173	10,021,826	(8,888,917)	1,132,909
Global Select Markets Fund	13,049,702	3,011,317	(470,442)	2,540,875
Real Strategies Fund	12,279,611	2,377,233	(1,095,640)	1,281,593
Situs Fund	69,057,270	41,708,657	(1,496,324)	40,212,333
Balanced Allocation Fund	17,813,880	1,800,398	(97,210)	1,703,188

(a)	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

Semi-Annual Shareholder Report

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2014, were as follows:

	Distributions Paid From(a)
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Money Market Fund	$45,771	$—	$45,771	$45,771
U.S. Treasury Money Market Fund	335,711	—	335,711	335,711
Dividend Capture Fund	18,570,793	16,718,184	35,288,977	35,288,977
Global Select Markets Fund	—	1,172,067	1,172,067	1,172,067
Real Strategies Fund	499,549	—	499,549	499,549
Situs Fund	1,251,429	61,304,361	62,555,790	62,555,790
Balanced Allocation Fund	502,779	648,944	1,151,723	1,151,723

(a)	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2014, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market Fund	$3,297	$—	$3,297	$(168,329)	$—	$—	$(165,032)
U.S. Treasury Money Market Fund	8,998	—	8,998	(13,194)	—	(2,360)	(6,556)
Dividend Capture Fund	3,512,254	1,360,410	4,872,664	—	(73,053)	15,301,236	20,100,847
Global Select Markets Fund	140,885	401,880	542,765	—	—	5,271,922	5,814,687
Real Strategies Fund	521,844	—	521,844	(14,313,834)	(157,410)	(418,912)	(14,368,312)
Situs Fund	255,148	23,113,164	23,368,312	(550,102)	—	85,275,326	108,093,536
Balanced Allocation Fund	—	1,944,436	1,944,436	(303,120)	—	860,228	2,501,544

As of December 31, 2014, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

Fund	2015	2017	2018	No Expiration Short-Term(a)	No Expiration Long-Term	No Expiration Total
Money Market Fund	$106	$—	$—	$168,222	$—	$168,328
U.S. Treasury Money Market Fund	—	—	—	9,793	—	9,793
Real Strategies Fund	—	12,177,540	2,136,294	—	—	14,313,834
Situs Fund	550,102	—	—	—	—	550,102

(a)	The provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”), which was enacted on December 22, 2010, were effective for the Funds’ fiscal year ending December 31, 2012. Although the Act provided several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

During the year ended December 31, 2014, the following Funds utilized capital loss carryforwards and had capital loss carryforwards expire:

Fund	Utilized Amount	Expired Amount
Money Market Fund	$—	$921
Real Strategies Fund	3,771,959	—
Situs Fund	550,102	—

Semi-Annual Shareholder Report

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2014, the Funds deferred post October capital and late year ordinary losses as follows:

Fund	Capital Losses	Late Year Ordinary Losses
U.S. Treasury Money Market Fund	$3,401	$—
Balanced Allocation Fund	303,120	—

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets on a tiered basis, according to the table below:

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In excess of $1 billion
Money Market Fund	0.30%	0.25%	0.20%
Dividend Capture Fund	0.75%	0.70%	0.65%
Global Select Markets Fund	1.00%	0.95%	0.90%
Real Strategies Fund	0.75%	0.70%	0.65%
Situs Fund	0.75%	0.70%	0.65%

The U.S. Treasury Money Market Fund pays the Advisor a fee of 0.20% of its average daily net assets, computed daily and paid monthly. The Balanced Allocation Fund pays the Advisor a fee of 0.10% of its average daily net assets, computed daily and paid monthly.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

The Money Market Fund and U.S. Treasury Money Market Fund are subject to a fee waiver and expense reimbursement agreement with the Advisor whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% for the Money Market Fund and the U.S. Treasury Money Market Fund. The Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below their applicable minimum yield.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for the following funds (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund expenses (after fee waivers, and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) (“Expense Cap”) to the following (prior to April 30, 2014, each Fund’s Expense Cap included the acquired fund fees and expenses):

	Expense Cap
Fund	Institutional Shares	Class A Shares	Class C Shares	Expense Cap Effective Date	Expense Cap Expiration Date
Dividend Capture Fund	0.88%	1.13%	1.63%	April 30, 2014	April 30, 2016
Global Select Markets Fund	0.87%	1.12%	—	October 1, 2014	April 30, 2017
Real Strategies Fund	1.04%	1.29%	—	April 30, 2014	April 30, 2016
Situs Fund	1.03%	1.28%	1.78%	December 13, 2013	April 30, 2016
Balanced Allocation Fund	—	0.70%	—	April 30, 2014	April 30, 2016

Semi-Annual Shareholder Report

Notes to Financial Statements (Unaudited) (Continued)

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2015, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Money Market Fund	$1,533,406	2015
	1,526,624	2016
	1,877,044	2017
	651,117	2018
U.S. Treasury Money Market Fund	1,433,607	2015
	5,772,291	2016
	5,403,446	2017
	2,165,128	2018
Dividend Capture Fund	254,226	2015
	1,004,031	2016
	1,313,835	2017
	477,830	2018
Global Select Markets Fund	43,287	2016
	96,711	2017
	151,940	2018
Real Strategies Fund	14,797	2016
	282,469	2017
	89,309	2018
Situs Fund	73,283	2016
	1,097,463	2017
	326,874	2018
Balanced Allocation Fund	42,051	2015
	37,483	2016
	48,026	2017
	23,962	2018

Administrative and Financial Administration Fees—Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Inc., serves as Administrator to the Trust. The fees paid for administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of each Fund’s Class A Shares and not to exceed 1.00% of the daily net assets of each Fund’s Class C Shares. Institutional Shares are not subject to Rule 12b-1 fees. Class A Shares (except for the Asset Allocation Fund) and Institutional Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the six months ended June 30, 2015, Huntington and its affiliates received $150,864 in 12b-1 fees from the Funds. For the six months ended June 30, 2015, Huntington and its affiliates received $389,907 in shareholder service fees from the Funds. For the six months ended June 30, 2015, Unified Financial Securities, Inc. (the “Distributor”) received commissions of $95,915 earned on sales of Class A Shares of the Funds. For the six months ended June 30, 2015, the Distributor paid out commissions earned on Class A Shares on behalf of the Funds of $9,492 to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for each Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General—Certain officers of the Trust are officers, directors and/or trustees of the Distributor.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Audit Committee Chairman receives $33,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $50,000 annual retainer plus $2,500 per regular Board meeting. The Board or a committee may establish ad hoc committees or sub-committees. Any committee or sub-committee member may be compensated by the Funds for incremental work outside of the regular meeting process based on the value added to the Funds. In addition, the Funds reimburse Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2015, actual Trustee compensation was $99,000 in aggregate from the Trust.

Semi-Annual Shareholder Report

Affiliated Funds—Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

Money Market Fund	12/31/2014 Fair Value	Purchases	Sales	6/30/15 Fair Value	Income
Dividend Capture Fund	$9,104,401	$28,250,492	$(35,809,040)	$1,545,853	$616
Global Select Markets Fund	7,588	17,081,225	(16,704,087)	384,726	141
Real Strategies Fund	2,571,738	12,389,555	(14,598,264)	363,029	107
Situs Fund	—	41,442,288	(41,442,288)	—	129

Additionally, Balanced Allocation Fund invests in other Funds within the Trust and the Huntington Strategy Shares Trust. A summary of these investments in affiliated funds is set forth below:

Balanced Allocation Fund	12/31/2014 Fair Value	Purchases	Sales	6/30/2015 Fair Value	Income
Money Market Fund	$4,673,951	$2,020,210	$(5,388,265)	$1,305,896	$507
Dividend Capture Fund	2,000,680	941,879	(214,806)	2,641,371	46,269
Global Select Markets Fund	3,156,426	352,363	(1,042,349)	2,653,259	—
Situs Fund	1,777,421	726,746	(319,859)	2,234,255	—
Huntington EcoLogical Strategy ETF	2,661,872	430,819	(527,665)	2,697,762	—
Huntington US Equity Rotation Strategy ETF	2,434,297	700,905	(586,333)	2,653,670	—

(4)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Real Strategies Fund’s investment in New York Power DST, representing approximately 8.26% of the issuer, is set forth below:

	12/31/2014 Fair Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	6/30/15 Fair Value	Income
New York Power DST	$826,482	$—	$—	$—	$826,482	$37,074

(5)	Balanced Allocation Fund Structure

Balanced Allocation Fund (“Investing Fund”), in accordance with its prospectus, seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Fund incur expenses of both the Investing Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2015, were as follows:

Fund	Purchases	Sales
Dividend Capture Fund	$89,758,730	$115,673,930
Global Select Markets Fund	12,334,488	27,913,765
Real Strategies Fund	1,494,830	16,438,438
Situs Fund	5,267,193	114,638,237
Balanced Allocation Fund	5,153,570	3,280,182

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2015.

(7)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

Semi-Annual Shareholder Report

Notes to Financial Statements (Unaudited) (Continued)

(8)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Huntington. Under the terms of the agreement, the Funds may borrow up to $30 million at an interest rate of LIBOR plus 135 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $30 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this facility fee, and unused fee, plus any interest on amounts borrowed. For the six months ended June 30, 2015, the following Funds had borrowings under this Line of Credit.

Fund	Average Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding(a)	Interest Expense Incurred		Maximum Loan Outstanding
Global Select Markets Fund	$1,872,056	1.52%	24	$2,048		$4,241,250
Real Strategies Fund	736,897	1.52%	48	1,422		3,794,037
Situs Fund	2,073,127	1.52%	140	10,051		11,717,841
U.S. Treasury Money Market Fund	—	N/A	—	1,592	(b)	—

(a)	Number of Days Outstanding represents the total days during the six months ended June 30, 2015 that each Fund utilized the Line of Credit.
(b)	The $1,592 interest expense incurred in the U.S. Treasury Money Market Fund was due to an adjustment to the interest expense incurred in the previous fiscal year.

As of June 30, 2015, the Situs Fund had $848,953 in outstanding borrowings at an interest rate of 1.54% under this Line of Credit.

(9)	Subsequent Event

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

Semi-Annual Shareholder Report

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Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period January 1, 2015 to June 30, 2015.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses

Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2015	Ending Account Value, June 30, 2015	Expenses Paid During Period(a)	Annualized Expense Ratio
Money Market Fund
Institutional Shares	Actual	$1,000.00	$1,000.20	$0.64	0.13%
	Hypothetical (b)	$1,000.00	$1,024.15	$0.65	0.13%
Class A Shares	Actual	$1,000.00	$1,000.20	$0.64	0.13%
	Hypothetical (b)	$1,000.00	$1,024.15	$0.65	0.13%
U.S. Treasury Money Market Fund
Institutional Shares	Actual	$1,000.00	$1,000.10	$0.20	0.04%
	Hypothetical (b)	$1,000.00	$1,024.60	$0.20	0.04%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.35	0.07%
	Hypothetical (b)	$1,000.00	$1,024.45	$0.35	0.07%
Dividend Capture Fund
Institutional Shares	Actual	$1,000.00	$984.30	$4.33	0.88%
	Hypothetical (b)	$1,000.00	$1,020.43	$4.41	0.88%
Class A Shares	Actual	$1,000.00	$982.10	$5.55	1.13%
	Hypothetical (b)	$1,000.00	$1,019.19	$5.66	1.13%
Class C Shares	Actual	$1,000.00	$979.70	$8.00	1.63%
	Hypothetical (b)	$1,000.00	$1,016.71	$8.15	1.63%
Global Select Markets Fund
Institutional Shares	Actual	$1,000.00	$1,080.00	$4.64	0.90%
	Hypothetical (b)	$1,000.00	$1,020.33	$4.51	0.90%
Class A Shares	Actual	$1,000.00	$1,078.10	$5.93	1.15%
	Hypothetical (b)	$1,000.00	$1,019.09	$5.76	1.15%

Semi-Annual Shareholder Report

		Beginning Account Value, January 1, 2015	Ending Account Value, June 30, 2015	Expenses Paid During Period(a)	Annualized Expense Ratio

Real Strategies Fund
Institutional Shares	Actual	$1,000.00	$971.80	$5.23	1.07%
	Hypothetical (b)	$1,000.00	$1,019.49	$5.36	1.07%
Class A Shares	Actual	$1,000.00	$968.80	$6.44	1.32%
	Hypothetical (b)	$1,000.00	$1,018.25	$6.61	1.32%
Situs Fund
Institutional Shares	Actual	$1,000.00	$1,018.80	$5.31	1.06%
	Hypothetical (b)	$1,000.00	$1,019.54	$5.31	1.06%
Class A Shares	Actual	$1,000.00	$1,017.10	$6.55	1.31%
	Hypothetical (b)	$1,000.00	$1,018.30	$6.56	1.31%
Class C Shares	Actual	$1,000.00	$1,014.70	$9.04	1.81%
	Hypothetical (b)	$1,000.00	$1,015.82	$9.05	1.81%
Balanced Allocation Fund
Class A Shares	Actual	$1,000.00	$1,012.30	$3.49	0.70%
	Hypothetical (b)	$1,000.00	$1,021.32	$3.51	0.70%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Advisor for the period beginning January 1, 2015 to June 30, 2015. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(b)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Shareholder Report

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator, Transfer Agent and Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The S&P 500 Index®, S&P GSCI®, S&P SmallCap 600 Index®, S&P MidCap 400 Index® and S&P 1500 Index® are products of S&P Dow Jones Indices LLX (“SPDJI”), and have been licensed for use by Huntington Asset Advisors, Inc. Standard and Poor’s® and S&P® are registered trademarks of Standard and Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Huntington Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representations regarding the advisability of investing in Huntington Funds nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index®, S&P GSCI®, S&P SmallCap 600 Index®, S&P MidCap 400 Index® and S&P 1500 Index®.

Huntington Shareholder Services: 800-253-0412	27057 06/15

Semi-Annual Shareholder Report

JUNE 30, 2015

EQUITY FUNDS

Huntington VA Dividend Capture Fund

Huntington VA Situs Fund

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2015

Asset Allocation	Percentage of Market Value
Financials	32.8%
Real Estate Investment Trusts	12.8%
Energy	9.4%
Industrials	7.9%
Health Care	7.0%
Consumer Staples	5.8%
Short-Term Securities Held as Collateral for Securities Lending	5.1%
Information Technology	4.2%
Consumer Discretionary	3.3%
Utilities	3.0%
Telecommunication Services	2.8%
Exchange-Traded Funds	2.2%
Materials	2.1%
Cash[1]	1.6%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2015

Shares		Fair Value

	Common Stocks — 72.1%
	Consumer Discretionary — 3.4%
2,000	Comcast Corp., Class A	$120,280
5,000	Gap, Inc./The (a)	190,850
3,000	General Motors Co.	99,990
2,250	McDonalds Corp.	213,908
4,000	Starwood Hotels & Resorts Worldwide, Inc.	324,360

		949,388

	Consumer Staples — 6.1%
5,000	Coca-Cola Co./The	196,150
8,250	Coca-Cola Enterprises, Inc.	358,380
5,000	Colgate-Palmolive Co.	327,050
4,000	Flowers Foods, Inc.	84,600
3,500	Kellogg Co.	219,450
2,250	Kimberly-Clark Corp.	238,433
4,000	Wal-Mart Stores, Inc.	283,720

		1,707,783

	Energy — 9.8%
4,750	Chevron Corp.	458,232
6,000	ConocoPhillips	368,460
10,500	Exxon Mobil Corp.	873,600
7,250	Marathon Oil Corp.	192,415
2,950	Murphy Oil Corp.	122,632
15,000	Noble Corp. PLC	230,850
4,500	Occidental Petroleum Corp.	349,965
5,500	Suncor Energy, Inc.	151,360

		2,747,514

Shares		Fair Value

	Common Stocks — (continued)
	Financials — 17.7%
40,000	Apollo Investment Corp. (a) (b)	$283,200
15,000	Ares Capital Corp. (b)	246,900
7,000	Bank of Nova Scotia/The	361,410
3,500	CBOE Holdings, Inc.	200,270
7,500	Eaton Vance Corp. (a)	293,475
19,500	Fifth Third Bancorp.	405,990
6,250	JPMorgan Chase & Co.	423,500
20,500	Northern Trust Corp., Series C	524,390
15,000	Old Republic International Corp.	234,450
4,500	Royal Bank of Canada	275,175
6,250	Toronto-Dominion Bank/The	265,687
1,000	Travelers Cos., Inc./The	96,660
8,500	U.S. Bancorp	368,900
14,000	Umpqua Holdings Corp.	251,860
7,250	Waddell & Reed Financial, Inc., Class A (a)	342,997
6,500	Wells Fargo & Co.	365,560

		4,940,424

	Health Care — 7.4%
2,500	Abbott Laboratories	122,700
1,500	AbbVie, Inc.	100,785
5,750	Baxter International, Inc.	402,097
4,750	GlaxoSmithKline PLC ADR	197,838
2,350	Johnson & Johnson	229,031
6,750	Merck & Co., Inc.	384,277
18,450	Pfizer, Inc.	618,628

		2,055,356

H U N T I N G T O N      F U N D S

See notes which are an integral part of the Financial Statements.

1

Huntington VA Dividend Capture Fund

Portfolio of Investments (continued)

June 30, 2015

Shares		Fair Value

	Common Stocks — (continued)
	Industrials — 7.1%
10,750	ADT Corp./The (a)	$360,877
1,250	Deluxe Corp.	77,500
25,250	General Electric Co.	670,892
2,750	Honeywell International, Inc.	280,417
3,250	Republic Services, Inc.	127,303
9,750	Tyco International PLC	375,180
1,000	United Parcel Service, Inc., Class B	96,910

		1,989,079

	Information Technology — 4.4%
3,000	CA, Inc.	87,870
5,750	Cisco Systems, Inc.	157,895
5,000	Intel Corp.	152,075
1,250	International Business Machines Corp.	203,325
1,500	Microchip Technology, Inc.	71,138
2,250	Paychex, Inc.	105,480
8,750	Symantec Corp.	203,438
15,500	Xerox Corp.	164,920
1,750	Xilinx, Inc.	77,280

		1,223,421

	Materials — 2.2%
2,500	Avery Dennison Corp.	152,350
4,000	Bemis Co., Inc.	180,040
6,500	Sonoco Products Co.	278,590

		610,980

	Real Estate Investment Trusts — 7.9%
3,500	Camden Property Trust	259,980
9,000	HCP, Inc.	328,230
3,000	Highwoods Properties, Inc.	119,850
8,750	Hospitality Properties Trust	252,175
17,000	Host Hotels & Resorts, Inc.	337,110
2,000	Kimco Realty Corp.	45,080
33,750	Lexington Realty Trust	286,200
4,250	Piedmont Office Realty Trust, Inc.	74,758
2,500	Realty Income Corp. (a)	110,975
2,000	Ventas, Inc.	124,180
8,250	Weyerhaeuser Co.	259,875

		2,198,413

	Telecommunication Services — 2.9%
8,000	AT&T, Inc.	284,160
11,500	Verizon Communications, Inc.	536,015

		820,175

	Utilities — 3.2%
5,250	Aqua America, Inc.	128,573
11,500	CenterPoint Energy, Inc.	218,845
1,750	Entergy Corp.	123,375
4,250	Questar Corp.	88,868
10,000	TECO Energy, Inc.	176,600
3,750	TransCanada Corp.	152,325

		888,586

	Total Common Stocks (Cost $19,850,272)	20,131,119

Shares		Fair Value

	Preferred Stocks — 23.4%
	Financials — 16.7%
5,000	Aegon NV, 8.00%	$138,400
15,000	Allstate Corp./The, 5.10%	376,050
10,500	American Financial Group, Inc., 7.00%	267,015
24,624	Axis Capital Holdings Ltd., Series C, 6.88%	631,606
16,000	BB&T Corp., 5.85%	397,600
16,500	Charles Schwab Corp./The, Series B, 6.00%	425,205
5,500	Goldman Sachs Group Inc./The, 6.50%,	144,430
17,500	KKR Financial Holdings LLC, 8.38%	470,925
17,500	PartnerRe Ltd., Series E, 7.25%	454,300
23,000	Raymond James Financial, Inc., 6.90%	601,680
26,500	Wells Fargo & Co., Series J, 8.00%	747,300

		4,654,511

	Industrials — 1.2%
13,000	Stanley Black & Decker, Inc., 5.75%	322,530

	Real Estate Investment Trusts — 5.5%
15,900	Kimco Realty Corp., Series H, 6.90%	400,521
4,000	National Retail Properties, Inc., Series D, 6.63%	102,800
16,000	PS Business Parks, Inc., Series S, 6.45%	406,400
2,000	Public Storage, Inc., Series Q, 6.50%	50,820
22,500	Realty Income Corp., Series F, 6.63%	580,725

		1,541,266

	Total Preferred Stocks (Cost $6,603,428)	6,518,307

	Exchange-Traded Funds — 2.3%
8,250	SPDR S&P Dividend ETF	628,732

	Total Exchange-Traded Funds (Cost $613,186)	628,732

	Cash Equivalents — 1.6%
455,169	Huntington Money Market Fund, Institutional Shares, 0.02% (c) (d)	455,169

	Total Cash Equivalents (Cost $455,169)	455,169

	Short-Term Securities Held as Collateral for Securities Lending — 5.3%
1,489,329	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.14% (d)	1,489,329

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,489,329)	1,489,329

	Total Investments (Cost $29,011,384) — 104.7%	29,222,656

	Liabilities in Excess of Other Assets — (4.7)%	(1,319,784)

	Net Assets — 100.0%	$27,902,872

See notes which are an integral part of the Financial Statements.

2

Huntington VA Dividend Capture Fund

Portfolio of Investments (continued)

June 30, 2015

(a)	All or a portion of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $1,459,541.

(b)	Business Development Company.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2015.

ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

H U N T I N G T O N      F U N D S

See notes which are an integral part of the Financial Statements.

3

Huntington VA Situs Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2015

Asset Allocation	Percentage of Market Value
Short-Term Securities Held as Collateral for Securities Lending	20.7%
Information Technology	19.7%
Industrials	16.3%
Financials	11.6%
Health Care	10.2%
Consumer Discretionary	6.4%
Materials	5.8%
Cash[1]	2.9%
Consumer Staples	2.4%
Energy	1.9%
Real Estate Investment Trusts	0.9%
Exchange-Traded Funds	0.9%
Telecommunication Services	0.3%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2015

Shares		Fair Value

	Common Stocks — 96.0%
	Bermuda — 2.8%
	Financials — 2.8%
20,000	Arch Capital Group Ltd. *	$1,339,200

	Chile — 0.0%
	Materials — 0.0%
800	Sociedad Quimica y Minera de Chile SA ADR	12,816

	Finland — 0.9%
	Industrials — 0.9%
2,000	Cargotec Oyj	75,932
8,400	Kone Oyj	340,927

		416,859

	Germany — 0.1%
	Health Care — 0.1%
1,900	Stada Arzneimittel AG	64,096

	Hong Kong — 0.2%
	Consumer Discretionary — 0.2%
13,000	Television Broadcasts Ltd.	77,147

	Japan — 0.6%
	Industrials — 0.2%
3,500	Sato Corp.	98,942

	Information Technology — 0.4%
14,800	Furuno Electric Co. Ltd.	109,795
160	KEYENCE Corp.	86,357

		196,152

		295,094

Shares		Fair Value

	Common Stocks — (continued)
	Sweden — 0.1%
	Consumer Discretionary — 0.1%
4,800	Haldex AB	$63,410

	Switzerland — 0.2%
	Consumer Discretionary — 0.2%
2,500	Garmin Ltd. (a)	109,825

	United Kingdom — 0.8%
	Industrials — 0.8%
4,800	Concentric AB	56,896
26,424	Halma PLC	316,390

		373,286

	United States — 90.3%
	Consumer Discretionary — 7.6%
23,000	Cabela’s, Inc., Class A (a) *	1,149,540
5,000	Papa John’s International, Inc.	378,050
200	Popeyes Louisiana Kitchen, Inc. *	11,998
15,000	Sonic Corp.	432,000
19,000	Tractor Supply Co.	1,708,860

		3,680,448

	Consumer Staples — 3.1%
20,000	Sanderson Farms, Inc. (a)	1,503,200

	Energy — 2.4%
15,000	CARBO Ceramics, Inc. (a)	624,450
7,000	Denbury Resources, Inc. (a)	44,520
3,500	Dril-Quip, Inc. *	263,375
5,000	SM Energy Co.	230,600

		1,162,945

See notes which are an integral part of the Financial Statements.

4

Huntington VA Situs Fund

Portfolio of Investments (continued)

June 30, 2015

Shares		Fair Value

	Common Stocks — (continued)
	United States — (continued)
	Financials — 11.9%
1,000	CBOE Holdings, Inc.	$57,220
16,000	Cullen/Frost Bankers, Inc.	1,257,280
30,000	Evercore Partners, Inc.	1,618,800
25,000	International Bancshares Corp.	671,750
300	MarketAxess Holdings, Inc.	27,831
10,000	Raymond James Financial, Inc.	595,800
20,000	South State Corp.	1,519,800

		5,748,481

	Health Care — 12.9%
17,000	Abaxis, Inc. (a)	875,160
1,000	Affymetrix, Inc. *	10,920
21,000	AmSurg Corp. *	1,468,950
14,000	Cerner Corp. *	966,840
10,000	Luminex Corp. *	172,600
1,000	Meridian Bioscience, Inc.	18,640
76,000	Myriad Genetics, Inc. (a) *	2,583,240
5,000	Osiris Therapeutics, Inc. (a) *	97,300
1	PharMerica Corp. *	33
500	Vascular Solutions, Inc. *	17,360

		6,211,043

	Industrials — 18.9%
6,000	B/E Aerospace, Inc.	329,400
10,000	EnPro Industries, Inc.	572,200
18,000	Flowserve Corp.	947,880
15,000	Lindsay Corp. (a)	1,318,650
20,000	Quanta Services, Inc. *	576,400
110,000	TASER International, Inc. (a) (b) *	3,664,100
29,500	Trinity Industries, Inc.	779,685
18,000	Watts Water Technologies, Inc., Class A	933,300

		9,121,615

	Information Technology — 24.6%
77,000	ACI Worldwide, Inc. *	1,891,890
5,000	Anixter International, Inc. *	325,750
20,000	Cardtronics, Inc. (a) *	741,000
2,000	Cognex Corp.	96,200
55,000	Diodes, Inc. *	1,326,050
3,000	ExlService Holdings, Inc. *	103,740
114,000	Geospace Technologies Corp. (a) *	2,627,700
5,000	Integrated Device Technology, Inc. *	108,500
300	Manhattan Associates, Inc. *	17,895
19,000	Red Hat, Inc. *	1,442,670
13,000	ScanSource, Inc. *	494,780
48,000	Trimble Navigation Ltd. *	1,126,080
12,000	Tyler Technologies, Inc. *	1,552,560

		11,854,815

	Materials — 7.3%
12,000	Albemarle Corp.	663,240
8,500	Eagle Materials, Inc.	648,805
12,000	Quaker Chemical Corp.	1,066,080
20,000	United States Lime & Minerals, Inc.	1,162,400

		3,540,525

Shares		Fair Value

	Common Stocks — (continued)
	United States — (continued)
	Real Estate Investment Trusts — 1.2%
3,500	Camden Property Trust	$259,980
8,500	Equity One, Inc.	198,390
3,000	Weingarten Realty Investors	98,070

		556,440

	Telecommunication Services — 0.4%
2,000	8x8, Inc. *	17,920
10,000	General Communication, Inc., Class A *	170,100

		188,020

		43,567,532

	Total Common Stocks (Cost $33,702,308)	46,319,265

	Exchange-Traded Funds — 1.1%
9,040	RevenueShares Small Cap Fund	525,405

	Total Exchange-Traded Funds (Cost $499,603)	525,405

	Cash Equivalents — 3.7%
1,790,210	Huntington Money Market Fund, Institutional Shares, 0.02% (c) (d)	1,790,210

	Total Cash Equivalents (Cost $1,790,210)	1,790,210

	Short-Term Securities Held as Collateral for Securities Lending — 26.3%
12,660,264	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.14% (d)	12,660,264

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $12,660,264)	12,660,264

	Total Investments (Cost $48,652,385) — 127.1%	61,295,144

	Liabilities in Excess of Other Assets — (27.1)%	(13,066,396)

	Net Assets — 100.0%	$48,228,748

(a)	All or a portion of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $12,563,245.

(b)	All or a portion of the security is held for written call options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2015.

*	Non-income producing security.

ADR	— American Depositary Receipt

H U N T I N G T O N      F U N D S

See notes which are an integral part of the Financial Statements.

5

Huntington Funds

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA Situs Fund
Assets:
Investments, at cost	$29,011,384	$48,652,385

Investments, at value	$28,767,487	$59,504,934
Investments in affiliated securities, at value	455,169	1,790,210

Total investments	29,222,656	61,295,144
Dividends receivable	113,036	24,701
Receivable for investments sold	175,515	—
Receivable for shares sold	40,543	7,496
Tax reclaims receivable	—	846
Prepaid expenses and other assets	1,380	1,597

Total assets	29,553,130	61,329,784
Liabilities:
Payable for return of collateral on loaned securities	1,489,329	12,660,264
Options written, at value (premium received $- and $148,989)	—	220,000
Payable for investments purchased	115,241	136,455
Payable for shares redeemed	4,012	26,948
Accrued expenses and other payables:
Investment advisory	11,601	21,708
Administration	4,282	7,234
Custodian	1,384	3,482
Professional	5,994	5,247
Printing and postage	11,935	11,729
Transfer and dividend disbursing agent	2,118	2,729
Compliance services	509	967
Other	3,853	4,273

Total Liabilities	1,650,258	13,101,036

Net Assets	$27,902,872	$48,228,748

Net Assets consist of:
Paid in capital	$26,134,646	$23,675,441
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	211,272	12,571,574
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(97,982)	11,851,277
Accumulated net investment income	1,654,936	130,456

Net Assets	$27,902,872	$48,228,748

Shares Outstanding (unlimited number of shares authorized, no par value)	2,157,004	2,112,024

Net Asset Value, Redemption Price and Offering Price Per Share	$12.94	$22.84

See notes which are an integral part of the Financial Statements.

6

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA Situs Fund
Investment Income:
Dividend income	$705,693	$188,528
Dividend income from affiliated securities	93	97
Income from securities lending, net(a)	690	74,821
Foreign dividend taxes withheld	(7,168)	(2,813)

Total investment income	699,308	260,633

Expenses:
Investment advisory	93,306	154,263
Administration	28,334	46,845
Custodian	4,643	10,568
Transfer and dividend disbursing agent	6,885	8,990
Trustee	1,591	2,794
Professional	10,088	9,495
Printing and postage	11,316	19,253
Insurance premiums	2,621	2,988
Compliance services	851	1,504
Line of credit	516	2,668
Interest expense	—	2,117
Other	6,408	10,317

Total expenses	166,559	271,802

Investment advisory fees waived	(12,289)	(10,300)

Net expenses	154,270	261,502

Net investment income (loss)	545,038	(869)

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Long-term capital gain dividends from investment companies	—	876
Net realized gain on investment transactions	1,332,783	6,072,361
Net realized loss on foreign currency transactions	(87)	(298)

Net realized gain on investments and translation of assets and liabilities in foreign currency	1,332,696	6,072,939

Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency	(2,243,672)	(4,704,829)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(910,976)	1,368,110

Change in net assets resulting from operations	$(365,938)	$1,367,241

(a)	Income from securities lending is net of ($360 and $23,368) expenses paid to Huntington National Bank.

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See notes which are an integral part of the Financial Statements.

7

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Situs Fund
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$545,038	$1,102,178	$(869)	$148,339
Long-term capital gain dividends from investment companies	—	19,582	876	—
Net realized gain on investments, options and foreign currency transactions	1,332,696	3,517,855	6,072,063	6,343,068
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(2,243,672)	(1,338,293)	(4,704,829)	(8,314,538)

Change in net assets resulting from operations	(365,938)	3,301,322	1,367,241	(1,823,131)

Distributions to Shareholders—
From net investment income	—	(1,450,837)	—	(273,158)
From net realized gain on investments	—	—	—	(2,815,787)

Change in net assets resulting from distributions to shareholders	—	(1,450,837)	—	(3,088,945)

Change in net assets resulting from capital transactions	(6,946,180)	(7,744,648)	(15,110,598)	4,656,690

Change in net assets	(7,339,207)	(5,894,163)	(13,743,357)	(255,386)
Net Assets:
Beginning of period	35,214,990	41,109,153	61,972,105	62,227,491

End of period	$27,902,872	$35,214,990	$48,228,748	$61,972,105

Accumulated net investment income included in net assets at end of period	$1,654,936	$1,109,898	$130,456	$131,325

Capital Transactions:
Shares sold	$339,786	$2,704,460	$1,723,679	$8,414,032
Shares issued in connection with merger	—	11,894,194	—	16,321,997
Dividends reinvested	—	1,450,837	—	3,088,945
Shares redeemed	(7,285,966)	(23,794,139)	(16,834,277)	(23,168,284)

Net change resulting from capital transactions	$(6,946,180)	$(7,744,648)	$(15,110,598)	$4,656,690

Share Transactions:
Shares sold	25,732	209,536	75,685	374,374
Shares issued in connection with merger	—	922,746	—	714,623
Dividends reinvested	—	112,906	—	135,302
Shares redeemed	(551,255)	(1,838,368)	(763,478)	(1,022,652)

Net change resulting from share transactions	(525,523)	(593,180)	(687,793)	201,647

See notes which are an integral part of the Financial Statements.

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9

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period ended December 31 and June 30)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Dividend Capture Fund
2010	$8.87	0.38		0.91	1.29	(0.41)	—	(0.41)
2011	$9.75	0.44		0.25	0.69	(0.38)	—	(0.38)
2012	$10.06	0.45		0.70	1.15	(0.43)	—	(0.43)
2013	$10.78	0.43		1.72	2.15	(0.38)	—	(0.38)
2014	$12.55	0.39	(c)	0.87	1.26	(0.68)	—	(0.68)
2015(d)	$13.13	0.35		(0.54)	(0.19)	—	—	—
Huntington VA Situs Fund
2010	$11.62	0.01		3.41	3.42	(0.05)	—	(0.05)
2011	$14.99	(0.01)		(0.13)	(0.14)	— (g)	—	— (g)
2012	$14.85	0.09		3.27	3.36	—	—	—
2013	$18.21	0.08		5.73	5.81	(0.07)	—	(0.07)
2014	$23.95	0.07		(0.52)	(0.45)	(0.12)	(1.25)	(1.37)
2015(d)	$22.13	—	(g)	0.71	0.71	—	—	—

(a)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.
(b)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Calculated using average shares for the year.
(d)	Six months ended June 30, 2015 (Unaudited).
(e)	Not Annualized.
(f)	Computed on an annualized basis.
(g)	Amount is less than $0.005.
(h)	Rounds to less than 0.005%.

See notes which are an integral part of the Financial Statements.

10

Net Asset Value, End of Period	Total Return(a)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$9.75	15.12%		0.98%		3.54%		0.98%		$33,625	120%
$10.06	7.07%		0.97%		3.74%		0.97%		$31,826	142%
$10.78	11.47%		0.95%		3.85%		0.95%		$32,776	110%
$12.55	19.96%		0.98%		3.63%		0.98%		$41,109	118%
$13.13	10.16%		0.98%		3.00%		1.05%		$35,215	102%
$12.94	(1.45	)%(e)	0.99	%(f)	3.51	%(f)	1.07	%(f)	$27,903	48	%(e)

$14.99	29.61%		1.02%		0.13%		1.02%		$23,683	19%
$14.85	(0.91)%		0.99%		—	(h)	0.99%		$35,271	14%
$18.21	22.63%		0.96%		0.55%		0.96%		$45,402	10%
$23.95	31.92%		0.94%		0.42%		0.94%		$62,227	26%
$22.13	(2.06)%		0.99%		0.24%		1.03%		$61,972	21%
$22.84	3.21	%(e)	1.02	%(f)	—	(h)(f)	1.06	%(f)	$48,229	8	%(e)

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11

Huntington Funds

Notes to Financial Statements (Unaudited)

June 30, 2015

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2015, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

The prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the year only to separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Lincoln Insurance Company, Nationwide Insurance Company, Delaware Life Insurance Company, Forethought Life Insurance Company, and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

A.	Fund Mergers

On June 20, 2014, the VA Dividend Capture Fund acquired all of the assets and assumed all of the liabilities of the Huntington VA Income Equity Fund (“VA Income Equity Fund”), and the VA Situs Fund acquired all of the assets and assumed all of the liabilities of the Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”), pursuant to an agreement and plan of reorganization approved by the Trustees on January 30, 2014. The reorganization provides shareholders of the VA Income Equity Fund and VA Mid Corp America Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

With respect to the VA Dividend Capture Fund and VA Income Equity Fund merger, the acquisition was accomplished by a tax-free exchange of 922,746 shares of the VA Dividend Capture Fund (valued at $11,894,194) for 1,090,350 shares of the VA Income Equity Fund outstanding on June 20, 2014. The investment portfolio of the VA Income Equity Fund, with a fair value of $11,491,112 and identified cost of $10,018,073, was the principal asset acquired by the VA Dividend Capture Fund. For financial reporting purposes, assets received and shares issued by the VA Dividend Capture Fund were recorded at fair value; however, the identified cost of the investments received from the VA Income Equity Fund was carried forward to align ongoing reporting of the VA Dividend Capture Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the VA Dividend Capture Fund immediately before the acquisition were $28,867,249. The net assets of the VA Income Equity Fund at that date of $11,894,194, including $1,473,039 of unrealized appreciation, were combined with those of the VA Dividend Capture Fund, resulting in combined net assets of $40,761,443.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the VA Dividend Capture Fund, the VA Dividend Capture Fund’s pro forma results of operations for the year ended December 31, 2014, are as follows:

Net Investment Income(a)	$1,440,834
Net Realized and Unrealized Gain on Investments	2,778,239
Net Increase in Net Assets Resulting From Operations	4,219,073

(a)	Net Investment Income includes $16,800 of pro forma additional merger expenses.

12

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

With respect to the VA Situs Fund and VA Mid Corp America Fund merger, the acquisition was accomplished by a tax-free exchange of 714,623 shares of the VA Situs Fund (valued at $16,321,997) for 1,952,602 shares of the VA Mid Corp America Fund outstanding on June 20, 2014. The investment portfolio of the VA Mid Corp America Fund, with a fair value of $15,896,411 and identified cost of $12,865,034, was the principal asset acquired by the VA Situs Fund. For financial reporting purposes, assets received and shares issued by the VA Situs Fund were recorded at fair value; however, the identified cost of the investments received from the VA Mid Corp America Fund was carried forward to align ongoing reporting of the VA Situs Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the VA Situs Fund immediately before the acquisition were $54,403,068. The net assets of the VA Mid Corp America Fund at that date of $16,321,997, including $3,031,377 of unrealized appreciation, were combined with those of the VA Situs Fund, resulting in combined net assets of $70,725,065.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the VA Situs Fund, the VA Situs Fund’s pro forma results of operations for the year ended December 31, 2014, are as follows:

Net Investment Income(a)	$178,639
Net Realized and Unrealized Loss on Investments	(1,512,182)
Net Decrease in Net Assets Resulting From Operations	(1,333,543)

(a)	Net Investment Income includes $16,800 of pro forma additional merger expenses.

Because the investment portfolios of VA Dividend Capture Fund and VA Situs Fund have each been managed as single portfolios since their respective acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the VA Income Equity Fund and VA Mid Corp America Fund that have been included in the accompanying relevant Statements of Operations since June 20, 2014.

(2)	Significant Accounting Policies

The Funds are each an investment company and each follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1	- quoted prices in active markets for identical assets.

• Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to

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13

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded which are typically categorized as Level 1 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities. Securities which are fair valued according to this model are then typically categorized as Level 2 in the fair value hierarchy.

14

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015 based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Dividend Capture Fund
Investment Securities:
Common Stocks	$20,131,119	$—	$—	$20,131,119
Preferred Stocks	6,518,307	—	—	6,518,307
Exchange-Traded Funds	628,732	—	—	628,732
Cash Equivalents	455,169	—	—	455,169
Short-Term Securities Held as Collateral for Securities Lending	1,489,329	—	—	1,489,329

Total Investment Securities	29,222,656	—	—	29,222,656

VA Situs Fund
Investment Securities:
Common Stocks	46,319,265	—	—	46,319,265
Exchange-Traded Funds	525,405	—	—	525,405
Cash Equivalents	1,790,210	—	—	1,790,210
Short-Term Securities Held as Collateral for Securities Lending	12,660,264	—	—	12,660,264

Total Investment Securities	61,295,144	—	—	61,295,144

For the six months ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. Transfers from Level 2 to Level 1 indicate that the fair value of international equity securities used at the previous reporting period end did not occur as of the current reporting period end. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the six months ended June 30, 2015:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA Situs Fund
Investment Securities:
Common Stocks	$—	$1,176,178

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. As of June 30, 2015, VA Situs Fund did not have any forward foreign exchange contracts outstanding.

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15

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

Written Options Contracts—The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of VA Situs Fund’s written option activity for the six months ended June 30, 2015:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2014	—	$—
Options written	550	159,830
Options exercised	(50)	(10,841)

Outstanding at 6/30/2015	500	$148,989

As of June 30, 2015, VA Situs Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
TASER International, Inc.	Call	September 2015	$31	500	$220,000	$(71,011)

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2015, and the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015.

The fair value of derivative instruments as of June 30, 2015:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Statement of Assets and Liabilities Location	Fund	Fair Value
Written Option Contracts	None	Options written, at value	VA Situs Fund	$220,000

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized from Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized from Operations
Written Option Contracts	Net realized gain (loss) on written option transactions/net change in unrealized appreciation (depreciation) of investments and written options	VA Situs Fund	$—	$(71,011)

Balance Sheet Offsetting Information

Netting Agreements—During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2015, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to the netting agreements.

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2015.

16

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

Securities Loaned

				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
VA Dividend Capture Fund	$1,489,329	$—	$1,489,329	$(1,489,329)	$—	$—
VA Situs Fund	12,660,264	—	12,660,264	(12,660,264)	—	—

Written Options

				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities(a)	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
VA Situs Fund	$220,000	$—	$220,000	$(1,665,500)	$—	$—

(a)

Gross Amounts of Recognized Liabilities as presented on the Statements of Assets and Liabilities are the actual closing values of liabilities outstanding as of June 30, 2015. Notional Values for Written Options as of June 30, 2015 are presented in the subsequent table.

The notional value of the written options contracts outstanding as of June 30, 2015 and the month-end average notional amount for the six months ended June 30, 2015 are detailed in the table below:

Fund	Average Month-End Notional Amount	June 30, 2015 Notional Amount
VA Situs Fund	$481,429	$1,550,000

Derivative positions open during the period and at period end, if any, are reflected for each Fund in the previous tables. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

D.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Adviser”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

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17

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

As of June 30, 2015, the following Funds had securities with the following market values on loan and related activity for the six months ended June 30, 2015:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Year	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$1,459,541	$1,489,329	$1,719,444	$1,050	$360
VA Situs Fund	12,563,245	12,660,264	13,583,071	98,189	23,368

E.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

F.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually by the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily attributable to losses deferred due to wash sales and straddles, capital loss carryfowards, non-taxable distributions from underlying investments and the tax treatment of passive foreign investment companies.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

G.	Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

H.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

18

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

As of June 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)(a)
VA Dividend Capture Fund	$29,116,165	$1,486,213	$(1,379,722)	$106,491
VA Situs Fund	48,705,193	15,559,814	(2,969,863)	12,589,951

(a)

The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal year ended December 31, 2014, was as follows:

	Distributions Paid From(a)
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
VA Dividend Capture Fund	$1,450,837	$—	$1,450,837
VA Situs Fund	273,158	2,815,787	3,088,945

(a)

The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
VA Dividend Capture Fund	$1,152,597	$—	$1,152,597	$(1,368,596)	$2,350,163	$2,134,164
VA Situs Fund	555,453	5,766,948	6,322,401	(359.930)	17,223,595	23,186,066

As of December 31, 2014, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

Fund	2015	2017	No Expiration Short-Term(a)	No Expiration Long-Term(b)	Total
VA Dividend Capture Fund	$—	$1,070,854	$—	$—	$1,070,854
VA Situs Fund	359,930	—	—	—	359,930

(a)

The provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”), which was enacted on December 22, 2010, were effective for the Funds’ fiscal year ending December 31, 2012. Although the Act provided several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

(b)	Future utilization is limited under current tax law.

As of December 31, 2014, the following Fund had capital loss carryforwards subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

Fund	2017
VA Dividend Capture Fund	$297,742

During the fiscal year ended December 31, 2014, the following Funds utilized capital loss carryforwards:

Fund	Utilized Amount
VA Dividend Capture Fund	$3,534,715
VA Situs Fund	191,305

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

H U N T I N G T O N      F U N D S

19

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment adviser. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for the following funds (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund expenses (after fee waivers, and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) (“Expense Cap”) to the following:

Fund	Expense Cap	Expense Cap Effective Date	Expense Cap Expiration Date
VA Dividend Capture Fund	0.99%	April 30, 2014	April 30, 2016
VA Situs Fund	1.00%	April 30, 2014	April 30, 2016

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2015, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expires December 31,
VA Dividend Capture Fund	$12,289	2018
	25,787	2017

VA Situs Fund	10,300	2018
	23,917	2017

Administrative Fees—Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, serves as Administrator to the Trust. The fees paid for administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for the foreign assets of the VA Situs Fund. Huntington and Brown Brothers Harriman receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General—Certain officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Audit Committee Chairman receives $33,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $50,000 annual retainer plus $2,500 per regular Board meeting. The Board or a committee may establish ad hoc committees or sub-committees. Any committee or sub-committee member may be compensated by the Funds for incremental work outside of the regular meeting process based on the value added to the Funds. In addition, the Funds reimburse Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2015, actual Trustee compensation was $99,000 in aggregate from the Trust.

20

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

Affiliated Funds—Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

Huntington Money Market Fund	12/31/14 Market Value	Purchases	Sales	6/30/15 Market Value	Income
VA Dividend Capture Fund	$1,005,371	$5,163,869	$(5,714,071)	$455,169	$93
VA Situs Fund	81,083	10,892,116	(9,182,989)	1,790,210	97

(4)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2015, were as follows:

Fund	Purchases	Sales
VA Dividend Capture Fund	$14,787,757	$20,794,759
VA Situs Fund	4,281,703	20,655,691

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2015.

(5)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Huntington. Under the terms of the agreement, the Funds may borrow up to $30 million at an interest rate of LIBOR plus 135 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $30 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this facility fee, and unused fee, plus any interest on amounts borrowed. For the six months ended June 30, 2015, the following Funds had borrowings under this Line of Credit.

Fund	Average Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding(a)	Interest Expense Accrued	Maximum Loan Outstanding
VA Situs Fund	$547,994	1.52%	90	$2,117	$1,819,774

(a)	Number of Days Outstanding represents the total days during the six months ended June 30, 2015 that each Fund utilized the Line of Credit.

As of June 30, 2015, the Funds had no outstanding borrowings under this Line of Credit.

(7)	Subsequent Event

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

H U N T I N G T O N      F U N D S

21

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2015 to June 30, 2015.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2015	Ending Account Value, June 30, 2015	Expenses Paid During Period(a)	Annualized Expense Ratio
VA Dividend Capture Fund
Actual	$1,000.00	$985.50	$4.89	0.99%
Hypothetical(b)	$1,000.00	$1,019.87	$4.97	0.99%
VA Situs Fund
Actual	$1,000.00	$1,032.10	$5.13	1.02%
Hypothetical(b)	$1,000.00	$1,019.74	$5.10	1.02%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning January 1, 2015 to June 30, 2015. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(b)	Hypothetical assumes 5% annual return before expenses.

22

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator, Transfer Agent and Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Huntington Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The Huntington Funds

By (Signature and Title)	/s/ Daniel Brewer
Daniel Brewer, Chief Executive Officer and Principal Executive Officer

Date             9/03/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel Brewer
Daniel Brewer, Chief Executive Officer and Principal Executive Officer

Date             9/03/2015

By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date             9/03/2015